Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 38.6%
		Communication Services: 3.4%
1,997	(1)	Alphabet, Inc. - Class A	$2,926,803	0.8
8,095	(1)	Altice USA, Inc.	210,470	0.1
5,538	(1),(2)	AMC Networks, Inc.	136,844	0.0
13,407		AT&T, Inc.	382,234	0.1
30,512		BT Group PLC	38,647	0.0
32		Cable One, Inc.	60,334	0.0
473	(1)	Charter Communications, Inc.	295,313	0.1
19,049		Comcast Corp. – Class A	881,207	0.3
1,100		Dentsu Group, Inc.	32,468	0.0
9,467		Deutsche Telekom AG	157,627	0.1
9,642	(1)	Facebook, Inc.- Class A	2,525,240	0.7
11,427		Fox Corp. - Class A	318,013	0.1
6,100		Hakuhodo DY Holdings, Inc.	78,881	0.0
3,978		Interpublic Group of Cos., Inc.	66,313	0.0
3,300		KDDI Corp.	83,000	0.0
500		Konami Holdings Corp.	21,629	0.0
6,781	(1)	Liberty Global PLC - Class A	142,469	0.1
1,350	(1)	NetFlix, Inc.	675,040	0.2
827		New York Times Co.	35,387	0.0
3,100		Nexon Co. Ltd.	77,326	0.0
300		Nintendo Co., Ltd.	170,008	0.1
15,295		Orange SA	159,307	0.1
6,719		Pearson PLC	47,662	0.0
2,674	(1)	Pinterest, Inc.	110,998	0.0
2,267		Publicis Groupe	73,066	0.0
2,003		SES S.A. - Luxembourg	14,180	0.0
1,700		SoftBank Group Corp.	105,187	0.0
45,210		Spark New Zealand Ltd.	141,069	0.0
29,268		Telefonica Deutschland Holding AG	74,802	0.0
1,298		Telenet Group Holding NV	50,381	0.0
1,831		Telephone & Data Systems, Inc.	33,764	0.0
308	(1)	UbiSoft Entertainment	27,760	0.0
15,177		Verizon Communications, Inc.	902,880	0.3
3,014		ViacomCBS, Inc. - Class B	84,422	0.0
112,228		Vodafone Group PLC	148,751	0.1
2,167		Walt Disney Co.	268,881	0.1
7,657	(1)	Yelp, Inc.	153,829	0.1
			11,712,192	3.4

		Consumer Discretionary: 4.6%
2,084		Aarons, Inc.	118,059	0.0
1,500		ABC-Mart, Inc.	78,099	0.0
239	(1)	Adidas AG	77,184	0.0
999	(1)	Adtalem Global Education, Inc.	24,515	0.0
1,476	(1)	Amazon.com, Inc.	4,647,525	1.3
2,166	(2)	American Eagle Outfitters, Inc.	32,078	0.0
2,297		Aristocrat Leisure Ltd.	50,094	0.0
485	(1)	Autonation, Inc.	25,671	0.0
156	(1)	Autozone, Inc.	183,712	0.1
2,944		Barratt Developments PLC	18,055	0.0
1,700		Benesse Holdings, Inc.	43,756	0.0
1,410		Best Buy Co., Inc.	156,919	0.1
4,030		BorgWarner, Inc.	156,122	0.1
1,170		Boyd Gaming Corp.	35,907	0.0
494		Brunswick Corp.	29,102	0.0
1,167	(1)	Caesars Entertainment, Inc.	65,422	0.0
609	(1)	Carmax, Inc.	55,973	0.0
207		Carter's, Inc.	17,922	0.0
247	(1)	Carvana Co.	55,096	0.0
37	(1)	Chipotle Mexican Grill, Inc.	46,017	0.0
1,485		Cie Generale des Etablissements Michelin SCA	159,412	0.1
2,751		Compass Group PLC	41,325	0.0
2,133		Crown Resorts Ltd.	13,550	0.0
8,964		Dana, Inc.	110,436	0.0
1,699	(1)	Deckers Outdoor Corp.	373,797	0.1
400		Denso Corp.	17,533	0.0
1,293	(2)	Dick's Sporting Goods, Inc.	74,839	0.0
883		Dollar General Corp.	185,094	0.1
486		Domino's Pizza, Inc.	206,686	0.1
445		Dunkin Brands Group, Inc.	36,450	0.0
2,237		eBay, Inc.	116,548	0.0
848	(1)	Etsy, Inc.	103,142	0.0
913	(3)	Evolution Gaming Group AB	60,325	0.0
14,549		Extended Stay America, Inc.	173,861	0.1
3,226	(1)	Fiat Chrysler Automobiles NV	39,599	0.0
170	(1)	Five Below, Inc.	21,590	0.0
752		Foot Locker, Inc.	24,839	0.0
10,830		Gentex Corp.	278,872	0.1
270,600		Genting Singapore Ltd.	133,574	0.1
377	(1)	Grand Canyon Education, Inc.	30,137	0.0
411	(1)	GrubHub, Inc.	29,728	0.0
1,718		H&R Block, Inc.	27,986	0.0
143	(1)	Helen of Troy Ltd.	27,673	0.0
600		Hikari Tsushin, Inc.	143,153	0.1
2,090		Hilton Worldwide Holdings, Inc.	178,319	0.1
4,180		Home Depot, Inc.	1,160,828	0.3
265		Jack in the Box, Inc.	21,017	0.0
4,100		JTEKT Corp.	32,160	0.0
3,876		KB Home	148,800	0.1
125		Kering SA	82,918	0.0
5,723		Kingfisher PLC	21,922	0.0
4,411		Kohl's Corp.	81,736	0.0
278		Lear Corp.	30,316	0.0
3,773		Lennar Corp. - Class A	308,179	0.1
589		Lithia Motors, Inc.	134,257	0.1
2,669	(1)	LKQ Corp.	74,011	0.0
927		LVMH Moet Hennessy Louis Vuitton SE	433,746	0.1
1,300		Marui Group Co., Ltd.	24,946	0.0
717	(1),(2)	Mattel, Inc.	8,389	0.0
1,723		McDonald's Corp.	378,181	0.1
2,200		McDonald's Holdings Co. Japan Ltd.	107,004	0.0
612	(1)	Moncler SpA	25,044	0.0
3,296		Nike, Inc. - Class B	413,780	0.1
800		Nitori Co., Ltd.	165,962	0.1
25	(1)	NVR, Inc.	102,078	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

226	(1)	Ollie's Bargain Outlet Holdings, Inc.	19,741	0.0
1,278	(1)	Penn National Gaming, Inc.	92,911	0.0
1,191		Persimmon PLC	37,955	0.0
8,602	(1)	Peugeot S.A.	155,994	0.1
303		Pool Corp.	101,366	0.0
855	(1)	Prosus NV	78,919	0.0
1,970		Pulte Group, Inc.	91,191	0.0
4,700		Rakuten, Inc.	50,680	0.0
516	(1)	Renault S.A.	13,386	0.0
134	(1),(2)	RH	51,271	0.0
2,322	(1)	Scientific Games Corp.	81,061	0.0
5,300	(2)	Sekisui House Ltd.	93,920	0.0
7,533		Service Corp. International	317,742	0.1
1,959	(1)	Skechers USA, Inc.	59,201	0.0
4,100		Sony Corp.	314,232	0.1
2,300		Stanley Electric Co., Ltd.	66,284	0.0
10,400		Sumitomo Electric Industries Ltd.	117,076	0.1
2,881		Target Corp.	453,527	0.1
8,334	(1)	Taylor Morrison Home Corp.	204,933	0.1
185	(1)	Tempur Sealy International, Inc.	16,500	0.0
211		Texas Roadhouse, Inc.	12,827	0.0
1,330		Thor Industries, Inc.	126,696	0.1
334		Toll Brothers, Inc.	16,252	0.0
151	(1)	TopBuild Corp.	25,774	0.0
1,500		Toyota Motor Corp.	99,555	0.0
1,732		Tractor Supply Co.	248,265	0.1
8,632	(1)	TRI Pointe Group, Inc.	156,584	0.1
575	(1)	Ulta Beauty, Inc.	128,789	0.1
418	(1)	Urban Outfitters, Inc.	8,699	0.0
1,639		Wendy's Company	36,542	0.0
545		Williams-Sonoma, Inc.	49,290	0.0
169		Wingstop, Inc.	23,094	0.0
1,719		Wyndham Destinations, Inc.	52,876	0.0
508		Wyndham Hotels & Resorts, Inc.	25,654	0.0
11,600		Yamada Denki Co., Ltd.	57,848	0.0
3,321		Yum! Brands, Inc.	303,207	0.1
209	(1),(3)	Zalando SE	19,527	0.0
			16,090,339	4.6

		Consumer Staples: 3.0%
1,174	(1)	a2 Milk Co. Ltd.	11,948	0.0
11,788	(1),(2)	Albertsons Cos, Inc.	163,264	0.1
13,817		Altria Group, Inc.	533,889	0.2
1,700		Asahi Group Holdings, Ltd.	59,249	0.0
1,051		Beiersdorf AG	119,329	0.0
3,782	(1)	BJ's Wholesale Club Holdings, Inc.	157,142	0.1
19	(1)	Boston Beer Co., Inc.	16,784	0.0
8,588		British American Tobacco PLC	308,064	0.1
1,357		Carlsberg A/S	182,818	0.1
670		Church & Dwight Co., Inc.	62,786	0.0
916		Coca-Cola Co.	45,223	0.0
322		Coca-Cola European Partners PLC - USD	12,497	0.0
2,852		Coca-Cola HBC AG	70,424	0.0
2,821		Colgate-Palmolive Co.	217,640	0.1
297		Costco Wholesale Corp.	105,435	0.0
1,115		Danone	72,225	0.0
5,757	(1)	Essity AB	194,364	0.1
2,348		Flowers Foods, Inc.	57,127	0.0
3,042		General Mills, Inc.	187,630	0.1
3,345		Hershey Co.	479,472	0.1
8,793		Imperial Brands PLC	155,316	0.1
1,078		Ingredion, Inc.	81,583	0.0
6,638		J Sainsbury Plc	16,344	0.0
2,008		Kimberly-Clark Corp.	296,501	0.1
8,812		Koninklijke Ahold Delhaize NV	260,466	0.1
2,943		Kroger Co.	99,797	0.0
185		Lancaster Colony Corp.	33,078	0.0
1,700		Lawson, Inc.	81,060	0.0
567		L'Oreal S.A.	184,519	0.1
1,000		MEIJI Holdings Co., Ltd.	76,386	0.0
10,208		Mondelez International, Inc.	586,450	0.2
4,925	(1)	Monster Beverage Corp.	394,985	0.1
4,498		Nestle SA	535,316	0.2
864		Nu Skin Enterprises, Inc.	43,278	0.0
1,331		Orkla ASA	13,433	0.0
7,064		PepsiCo, Inc.	979,070	0.3
246		Pernod Ricard SA	39,222	0.0
9,961		Philip Morris International, Inc.	746,975	0.2
974	(1)	Pilgrim's Pride Corp.	14,576	0.0
641	(1)	Post Holdings, Inc.	55,126	0.0
5,919		Procter & Gamble Co.	822,682	0.2
1,458		Reckitt Benckiser Group PLC	142,163	0.0
6,063	(1)	Sprouts Farmers Market, Inc.	126,899	0.0
3,400		Sundrug Co., Ltd.	128,163	0.0
2,602		Swedish Match AB	212,757	0.1
20,586		Tesco PLC	56,474	0.0
1,100		Toyo Suisan Kaisha Ltd.	58,087	0.0
5,041		Treasury Wine Estates Ltd.	32,390	0.0
1,507		Tyson Foods, Inc.	89,636	0.0
5,403		Unilever NV	328,112	0.1
3,959		Walmart, Inc.	553,904	0.2
700		Welcia Holdings Co. Ltd.	30,697	0.0
145,000	(3)	WH Group Ltd.	118,278	0.0
6,676		WM Morrison Supermarkets PLC	14,653	0.0
			10,465,686	3.0

		Energy: 0.8%
36,683		BP PLC	106,087	0.0
4,046		Chevron Corp.	291,312	0.1
989		Cimarex Energy Co.	24,062	0.0
9,822		ConocoPhillips	322,554	0.1
5,203		ENI S.p.A.	40,667	0.0
1,606		EOG Resources, Inc.	57,720	0.0
1,926		EQT Corp.	24,903	0.0
9,549		Equitrans Midstream Corp.	80,784	0.0
3,239		Exxon Mobil Corp.	111,195	0.0
3,100		Galp Energia SGPS SA	28,754	0.0
1,147		Hess Corp.	46,947	0.0
39,600		ENEOS Holdings, Inc.	141,288	0.1
4,078		Kinder Morgan, Inc.	50,282	0.0
867		Noble Energy, Inc.	7,413	0.0
1,850	(1)	OMV AG	50,618	0.0
2,883		Phillips 66	149,455	0.1
2,262		Pioneer Natural Resources Co.	194,509	0.1
15,534		Repsol SA	104,942	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

13,502		Royal Dutch Shell PLC - Class A	168,551	0.1
7,021		Santos Ltd.	24,825	0.0
6,724		Targa Resources Corp.	94,338	0.0
23,604		TechnipFMC PLC	148,941	0.1
2,686	(2)	Total SE	92,245	0.0
2,988		Valero Energy Corp.	129,440	0.0
8,841		Williams Cos., Inc.	173,726	0.1
6,485		World Fuel Services Corp.	137,417	0.0
7,267	(1)	WPX Energy, Inc.	35,608	0.0
			2,838,583	0.8

		Financials: 4.4%
9,800		3i Group PLC	125,846	0.0
5,009	(1),(3)	ABN AMRO Bank NV	41,873	0.0
5,600		AIA Group Ltd.	55,665	0.0
14		Alleghany Corp.	7,286	0.0
1,694		Allianz SE	325,131	0.1
3,085		Allstate Corp.	290,422	0.1
1,064		Ally Financial, Inc.	26,675	0.0
3,268		Ameriprise Financial, Inc.	503,632	0.2
3,897		Assicurazioni Generali S.p.A.	54,926	0.0
621		ASX Ltd.	36,307	0.0
5,064		Australia & New Zealand Banking Group Ltd.	63,179	0.0
6,081		AXA S.A.	112,548	0.0
21,513		Bank Leumi Le-Israel BM	94,708	0.0
38,900		Bank of America Corp.	937,101	0.3
723		Bank of Hawaii Corp.	36,526	0.0
1,752		Bank OZK	37,353	0.0
47,473	(1)	Barclays PLC	59,890	0.0
3,831	(1)	Berkshire Hathaway, Inc. – Class B	815,773	0.2
535		BlackRock, Inc.	301,499	0.1
3,480	(1)	BNP Paribas	125,888	0.1
25,500		BOC Hong Kong Holdings Ltd.	67,600	0.0
4,937	(1)	Brighthouse Financial, Inc.	132,855	0.0
452		Brown & Brown, Inc.	20,462	0.0
4,861		Capital One Financial Corp.	349,311	0.1
2,138		Cathay General Bancorp.	46,352	0.0
918		CIT Group, Inc.	16,258	0.0
12,764		Citigroup, Inc.	550,256	0.2
893		Citizens Financial Group, Inc.	22,575	0.0
1,597		CNO Financial Group, Inc.	25,616	0.0
7,111	(1)	CNP Assurances	89,181	0.0
413		Commerce Bancshares, Inc.	23,248	0.0
1,011		Commonwealth Bank of Australia	46,523	0.0
17,083		Credit Suisse Group AG	170,535	0.1
5,959		CaixaBank SA	12,650	0.0
3,600		Dai-ichi Life Holdings, Inc.	50,797	0.0
8,734	(1)	Deutsche Bank AG	73,623	0.0
726		Deutsche Boerse AG	127,283	0.1
40,837		Direct Line Insurance Group PLC	142,428	0.1
2,407		East West Bancorp, Inc.	78,805	0.0
771		Essent Group Ltd.	28,535	0.0
655		Evercore, Inc.	42,876	0.0
223		Factset Research Systems, Inc.	74,678	0.0
798		Fifth Third Bancorp	17,013	0.0
7,948	(1)	FinecoBank Banca Fineco SpA	109,474	0.0
1,262		First American Financial Corp.	64,248	0.0
40		First Citizens BancShares, Inc.	12,751	0.0
4,412		First Horizon National Corp.	41,605	0.0
1,113		Globe Life, Inc.	88,929	0.0
897		Goldman Sachs Group, Inc.	180,270	0.1
1,221		Hancock Whitney Corp.	22,967	0.0
2,744		Hanover Insurance Group, Inc.	255,686	0.1
6,000		Hartford Financial Services Group, Inc.	221,160	0.1
55,202		HSBC Holdings PLC	215,965	0.1
18,819	(1)	ING Groep NV	134,310	0.1
4,179		Insurance Australia Group Ltd.	13,224	0.0
2,775		Intercontinental Exchange, Inc.	277,639	0.1
9,340		International Bancshares Corp.	243,400	0.1
13,145		JPMorgan Chase & Co.	1,265,469	0.4
119		Kemper Corp.	7,953	0.0
62,979	(1)	Lloyds Banking Group Plc	21,380	0.0
1,388		London Stock Exchange Group PLC	159,228	0.1
2,941		LPL Financial Holdings, Inc.	225,486	0.1
936		Macquarie Group Ltd.	81,137	0.0
16,070		Mapfre SA	25,212	0.0
124		MarketAxess Holdings, Inc.	59,717	0.0
56,020		Medibank Pvt Ltd.	101,082	0.0
1,680		Mediobanca Banca di Credito Finanziario SpA	13,164	0.0
8,946		Metlife, Inc.	332,523	0.1
8,502		MGIC Investment Corp.	75,328	0.0
55,900	(2)	Mitsubishi UFJ Financial Group, Inc.	223,090	0.1
9,700		Mitsubishi UFJ Lease & Finance Co., Ltd.	45,070	0.0
391		Moody's Corp.	113,331	0.0
129		MSCI, Inc. - Class A	46,025	0.0
2,773		Nasdaq, Inc.	340,275	0.1
2,447		National Australia Bank Ltd.	31,437	0.0
5,587	(1)	Natixis SA	12,556	0.0
4,587		Navient Corp.	38,760	0.0
6,787		New Residential Investment Corp.	53,957	0.0
5,834		Old Republic International Corp.	85,993	0.0
5,200		ORIX Corp.	64,949	0.0
5,514		Popular, Inc.	199,993	0.1
689		Primerica, Inc.	77,953	0.0
2,174		Progressive Corp.	205,813	0.1
143		Prosperity Bancshares, Inc.	7,412	0.0
850		Reinsurance Group of America, Inc.	80,912	0.0
83		RenaissanceRe Holdings Ltd.	14,088	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

90,697	(1)	Natwest Group PLC	124,206	0.0
20,959		RSA Insurance Group PLC	122,377	0.0
2,307		S&P Global, Inc.	831,904	0.3
1,364	(1)	SCOR SE	37,977	0.0
1,825		SEI Investments Co.	92,564	0.0
702		Selective Insurance Group	36,146	0.0
1,500		Shinsei Bank Ltd.	18,521	0.0
806		Signature Bank	66,890	0.0
5,499		SLM Corp.	44,487	0.0
6,480	(1)	Standard Chartered PLC	29,818	0.0
2,771		State Street Corp.	164,403	0.1
1,223		Sterling Bancorp	12,866	0.0
2,320		Stifel Financial Corp.	117,299	0.0
7,600	(2)	Sumitomo Mitsui Financial Group, Inc.	212,502	0.1
2,600		Sumitomo Mitsui Trust Holdings, Inc.	69,170	0.0
630		Synchrony Financial	16,487	0.0
1,653		Synovus Financial Corp.	34,994	0.0
2,200	(2)	T&D Holdings, Inc.	21,688	0.0
2,674		T. Rowe Price Group, Inc.	342,860	0.1
600	(2)	Tokyo Century Corp.	32,704	0.0
999		UMB Financial Corp.	48,961	0.0
3,951		Unum Group	66,495	0.0
1,657		Webster Financial Corp.	43,761	0.0
7,479		Wells Fargo & Co.	175,831	0.1
11,113		Westpac Banking Corp.	135,126	0.1
270		Wintrust Financial Corp.	10,814	0.0
1,107		Zions Bancorp NA	32,347	0.0
516		Zurich Insurance Group AG	179,937	0.1
			15,275,744	4.4

		Health Care: 5.4%
442		Abbott Laboratories	48,103	0.0
4,335		AbbVie, Inc.	379,703	0.1
179	(1)	Acadia Pharmaceuticals, Inc.	7,384	0.0
1,095		Agilent Technologies, Inc.	110,529	0.0
723	(1)	Alexion Pharmaceuticals, Inc.	82,733	0.0
1,700		Alfresa Holdings Corp.	37,235	0.0
437	(1)	Align Technology, Inc.	143,056	0.1
620	(1)	Alkermes PLC	10,273	0.0
352	(1)	Amedisys, Inc.	83,223	0.0
2,728		Amgen, Inc.	693,348	0.2
1,620		Anthem, Inc.	435,116	0.1
224	(1)	Arrowhead Pharmaceuticals, Inc.	9,645	0.0
14,400		Astellas Pharma, Inc.	214,655	0.1
1,190		AstraZeneca PLC	130,025	0.0
1,850		Baxter International, Inc.	148,777	0.1
989		Bayer AG	61,016	0.0
996	(1)	Biogen, Inc.	282,545	0.1
446	(1)	Bio-Rad Laboratories, Inc.	229,895	0.1
187		Bio-Techne Corp.	46,326	0.0
7,140	(1)	Boston Scientific Corp.	272,819	0.1
11,124		Bristol-Myers Squibb Co.	670,666	0.2
556		Bruker Corp.	22,101	0.0
1,505		Cantel Medical Corp.	66,130	0.0
3,471	(1)	Centene Corp.	202,463	0.1
710	(1)	Charles River Laboratories International, Inc.	160,779	0.1
250		Chemed Corp.	120,088	0.0
2,217		Cigna Corp.	375,582	0.1
288		Cochlear Ltd.	41,146	0.0
570		CSL Ltd.	117,743	0.0
965		CVS Health Corp.	56,356	0.0
541	(1)	DexCom, Inc.	223,016	0.1
179		DiaSorin SpA	36,014	0.0
6,922	(1)	Edwards Lifesciences Corp.	552,514	0.2
2,874		Eli Lilly & Co.	425,409	0.1
287	(1)	Emergent Biosolutions, Inc.	29,656	0.0
208		Encompass Health Corp.	13,516	0.0
3,559	(1)	Exelixis, Inc.	87,018	0.0
1,533		Fisher & Paykel Healthcare Corp. Ltd.	33,834	0.0
243	(1)	Genmab A/S	88,186	0.0
1,436		Gilead Sciences, Inc.	90,741	0.0
14,115		GlaxoSmithKline PLC	264,622	0.1
536	(1)	Globus Medical, Inc.	26,543	0.0
258	(1)	Haemonetics Corp.	22,511	0.0
466		HCA Healthcare, Inc.	58,101	0.0
194	(1)	HealthEquity, Inc.	9,966	0.0
504		Hill-Rom Holdings, Inc.	42,089	0.0
1,300		Hoya Corp.	146,791	0.1
1,123		Humana, Inc.	464,798	0.1
459	(1)	Illumina, Inc.	141,868	0.0
2,908	(1)	Incyte Corp., Ltd.	260,964	0.1
594	(1)	Jazz Pharmaceuticals PLC	84,698	0.0
5,042		Johnson & Johnson	750,653	0.2
1,547	(1)	Koninklijke Philips NV	73,048	0.0
234	(1)	LHC Group, Inc.	49,739	0.0
73	(1),(2)	Ligand Pharmaceuticals, Inc.	6,958	0.0
238		Lonza Group AG	146,878	0.1
916	(1)	Masimo Corp.	216,231	0.1
676		McKesson Corp.	100,677	0.0
8,400		Medipal Holdings Corp.	168,439	0.1
106	(1)	Medpace Holdings, Inc.	11,846	0.0
9,193		Medtronic PLC	955,337	0.3
10,309		Merck & Co., Inc.	855,132	0.3
467		Merck KGaA	68,086	0.0
1,266	(1)	Molina Healthcare, Inc.	231,729	0.1
500		Nippon Shinyaku Co., Ltd.	41,167	0.0
3,835		Novartis AG	332,971	0.1
6,073		Novo Nordisk A/S	420,765	0.1
829	(1)	Novocure Ltd.	92,276	0.0
149	(1)	NuVasive, Inc.	7,237	0.0
3,400		Olympus Corp.	70,706	0.0
609		Orion Oyj	27,592	0.0
627		Patterson Cos., Inc.	15,114	0.0
16,428		Pfizer, Inc.	602,908	0.2
532	(1)	PRA Health Sciences, Inc.	53,966	0.0
3,543	(1)	Prestige Consumer Healthcare, Inc.	129,036	0.0
314	(1)	Quidel Corp.	68,885	0.0
417	(1)	Regeneron Pharmaceuticals, Inc.	233,428	0.1
124	(1)	Repligen Corp.	18,295	0.0
1,940		Roche Holding AG	664,529	0.2
2,185		Sanofi	218,964	0.1
800		Santen Pharmaceutical Co., Ltd.	16,357	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

362		Sartorius Stedim Biotech	124,950	0.0
300		Shionogi & Co., Ltd.	16,057	0.0
3,529		Smith & Nephew PLC	69,131	0.0
1,100		Sumitomo Dainippon Pharma Co. Ltd.	14,495	0.0
600		Suzuken Co., Ltd.	22,887	0.0
1,405	(1)	Tenet Healthcare Corp.	34,437	0.0
1,252		Thermo Fisher Scientific, Inc.	552,783	0.2
1,806		UCB S.A.	205,115	0.1
341	(1)	United Therapeutics Corp.	34,441	0.0
4,064		UnitedHealth Group, Inc.	1,267,033	0.4
1,032	(1)	Veeva Systems, Inc.	290,188	0.1
1,766	(1)	Vertex Pharmaceuticals, Inc.	480,564	0.1
87		West Pharmaceutical Services, Inc.	23,916	0.0
1,567		Zimmer Biomet Holdings, Inc.	213,331	0.1
2,247		Zoetis, Inc.	371,586	0.1
			18,732,178	5.4

		Industrials: 4.1%
1,162		ACS Actividades de Construccion y Servicios SA	26,267	0.0
2,392		Acuity Brands, Inc.	244,821	0.1
323		Adecco Group AG	17,043	0.0
963	(1)	AECOM	40,292	0.0
638		AGCO Corp.	47,384	0.0
7,883		Allison Transmission Holdings, Inc.	277,009	0.1
4,418		Ametek, Inc.	439,149	0.1
1,384		Andritz AG	42,718	0.0
2,615		AO Smith Corp.	138,072	0.0
16		AP Moller - Maersk A/S - Class B	25,294	0.0
986		Armstrong World Industries, Inc.	67,847	0.0
922	(1)	ASGN, Inc.	58,602	0.0
5,044		Ashtead Group PLC	181,642	0.1
2,805		Atlas Copco AB - A Shares	133,739	0.1
34,629		Aurizon Holdings Ltd.	106,532	0.0
272	(1)	Axon Enterprise, Inc.	24,670	0.0
6,637		Brambles Ltd.	50,395	0.0
261		Brink's Co.	10,724	0.0
1,492	(1)	Builders FirstSource, Inc.	48,669	0.0
1,366		Carlisle Cos., Inc.	167,157	0.1
1,959	(1)	Cie de Saint-Gobain	82,057	0.0
12,500		CK Hutchison Holdings Ltd.	75,747	0.0
356	(1)	Clean Harbors, Inc.	19,947	0.0
3,083	(1)	Copart, Inc.	324,208	0.1
266	(1)	CoStar Group, Inc.	225,704	0.1
4,853		Crane Co.	243,281	0.1
583		CSX Corp.	45,282	0.0
273		Cummins, Inc.	57,647	0.0
1,851		Curtiss-Wright Corp.	172,624	0.1
1,500		Dai Nippon Printing Co., Ltd.	30,405	0.0
800		Daikin Industries Ltd.	147,819	0.1
2,154	(1),(2)	Deutsche Lufthansa AG	18,658	0.0
5,251		Deutsche Post AG	238,269	0.1
231	(1)	Dycom Industries, Inc.	12,201	0.0
2,064	(1)	Eiffage SA	168,454	0.1
1,285		EMCOR Group, Inc.	87,007	0.0
4,263		Epiroc AB - A Shares	61,755	0.0
183		FedEx Corp.	46,028	0.0
182		Ferguson PLC	18,315	0.0
3,557		Fortive Corp.	271,079	0.1
2,015		Fortune Brands Home & Security, Inc.	174,338	0.1
309	(1)	FTI Consulting, Inc.	32,745	0.0
500		Fuji Electric Co. Ltd.	15,850	0.0
1,301		GEA Group AG	45,585	0.0
75		Geberit AG - Reg	44,372	0.0
453	(1)	Generac Holdings, Inc.	87,719	0.0
461		Graco, Inc.	28,282	0.0
12,170		GrafTech International Ltd.	83,243	0.0
1,588		Heico Corp. - HEI	166,200	0.1
1,379		Herman Miller, Inc.	41,591	0.0
540		Hochtief AG	41,920	0.0
5,158		Honeywell International, Inc.	849,058	0.3
400		Hoshizaki Corp.	31,919	0.0
673		Hubbell, Inc.	92,093	0.0
3,837	(1)	IAA, Inc.	199,793	0.1
668		IDEX Corp.	121,850	0.0
1,185		Intertek Group PLC	96,692	0.0
2,100	(2)	Itochu Corp.	53,772	0.0
2,518		ITT, Inc.	148,688	0.0
1,700	(1)	Japan Airlines Co. Ltd.	31,708	0.0
1,053	(1)	JetBlue Airways Corp.	11,930	0.0
1,400		JGC Holdings Corp.	14,521	0.0
8,100		Kamigumi Co., Ltd.	159,613	0.1
1,607		Kansas City Southern	290,594	0.1
796		KION Group AG	67,970	0.0
4,130	(2)	Knight-Swift Transportation Holdings, Inc.	168,091	0.1
821		L3Harris Technologies, Inc.	139,439	0.0
2,192		Legrand S.A.	174,592	0.1
87		Lennox International, Inc.	23,717	0.0
5,200		LIXIL Group Corp.	105,104	0.0
542		Lockheed Martin Corp.	207,738	0.1
552		Manpowergroup, Inc.	40,478	0.0
21,400		Marubeni Corp.	121,497	0.0
6,596		Masco Corp.	363,637	0.1
902	(1)	Mastec, Inc.	38,064	0.0
128	(1)	Mercury Systems, Inc.	9,915	0.0
398	(1)	Middleby Corp.	35,705	0.0
8,000	(2)	Mitsubishi Corp.	191,483	0.1
1,400		Miura Co., Ltd.	68,669	0.0
311		MSA Safety, Inc.	41,727	0.0
1,017		MSC Industrial Direct Co.	64,356	0.0
1,400		Nihon M&A Center, Inc.	80,093	0.0
334		Nordson Corp.	64,068	0.0
9,932		nVent Electric PLC	175,697	0.1
751		Old Dominion Freight Line	135,871	0.0
697		Owens Corning, Inc.	47,960	0.0
397		Parker Hannifin Corp.	80,329	0.0
5,756	(1)	Qantas Airways Ltd.	16,880	0.0
868		Quanta Services, Inc.	45,882	0.0
4,764		Regal Beloit Corp.	447,197	0.1
3,790		Relx PLC (GBP Exchange)	84,359	0.0
1,942		Republic Services, Inc.	181,286	0.1
1,260		Roper Technologies, Inc.	497,839	0.2
330		Ryder System, Inc.	13,939	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

11,861	(1)	Sandvik AB	231,946	0.1
2,049		Schneider Electric SE	254,690	0.1
2,100		Secom Co., Ltd.	192,183	0.1
549		Siemens AG	69,333	0.0
275	(1)	Siemens Energy AG	7,402	0.0
3,063		SKF AB - B Shares	63,191	0.0
1,300		Sohgo Security Services Co., Ltd.	61,927	0.0
7,100	(2)	Sumitomo Corp.	85,587	0.0
546	(1)	Sunrun, Inc.	42,080	0.0
698		Tetra Tech, Inc.	66,659	0.0
1,730		Timken Co.	93,801	0.0
677		Toro Co.	56,834	0.0
1,700		Toshiba Corp.	43,366	0.0
433		Trane Technologies PLC	52,501	0.0
1,130		TransUnion	95,067	0.0
288	(1)	Trex Co., Inc.	20,621	0.0
2,794		Union Pacific Corp.	550,055	0.2
8,926	(1)	Univar Solutions, Inc.	150,671	0.1
70		Valmont Industries, Inc.	8,693	0.0
2,839		Waste Management, Inc.	321,290	0.1
30		Watsco, Inc.	6,987	0.0
5,698		Werner Enterprises, Inc.	239,259	0.1
2,714		Wolters Kluwer NV	231,512	0.1
109		Woodward, Inc.	8,737	0.0
409	(1)	XPO Logistics, Inc.	34,626	0.0
3,000		Yamato Holdings Co., Ltd.	79,027	0.0
62,900		Yangzijiang Shipbuilding Holdings Ltd.	45,948	0.0
			14,206,164	4.1

		Information Technology: 8.7%
1,835	(1)	Adobe, Inc.	899,939	0.3
1,855	(1)	Advanced Micro Devices, Inc.	152,091	0.1
1,726	(1)	Akamai Technologies, Inc.	190,792	0.1
181		Alliance Data Systems Corp.	7,598	0.0
6,065		Amdocs Ltd.	348,192	0.1
2,119	(1)	Anaplan, Inc.	132,607	0.0
48,709		Apple, Inc.	5,640,989	1.6
7,839		Applied Materials, Inc.	466,029	0.1
1,285	(1)	Arrow Electronics, Inc.	101,078	0.0
7,100		ASM Pacific Technology Ltd.	72,684	0.0
961		ASML Holding NV	354,970	0.1
681	(1)	Avalara, Inc.	86,719	0.0
1,372		Avnet, Inc.	35,453	0.0
123		Blackbaud, Inc.	6,867	0.0
2,053		Booz Allen Hamilton Holding Corp.	170,358	0.1
357		Broadcom, Inc.	130,062	0.0
1,456	(1)	CACI International, Inc.	310,361	0.1
7,675	(1)	Cadence Design Systems, Inc.	818,385	0.2
446		Capgemini SE	57,220	0.0
1,319		CDW Corp.	157,660	0.1
319	(1)	Ceridian HCM Holding, Inc.	26,365	0.0
818	(1)	Check Point Software Technologies	98,438	0.0
4,561	(1)	Ciena Corp.	181,026	0.1
595	(1)	Cirrus Logic, Inc.	40,133	0.0
20,365		Cisco Systems, Inc.	802,177	0.2
680		Cognex Corp.	44,268	0.0
2,836		Cognizant Technology Solutions Corp.	196,875	0.1
808	(1)	Commvault Systems, Inc.	32,966	0.0
125	(1)	Cree, Inc.	7,968	0.0
925	(1)	CyberArk Software Ltd.	95,664	0.0
1,884		Dolby Laboratories, Inc.	124,872	0.0
13,408	(1)	Dropbox, Inc.	258,238	0.1
2,757		DXC Technology Co.	49,212	0.0
830	(1),(2)	Enphase Energy, Inc.	68,550	0.0
1,660	(1)	Euronet Worldwide, Inc.	151,226	0.1
2,271	(1)	F5 Networks, Inc.	278,811	0.1
199	(1)	Fair Isaac Corp.	84,651	0.0
4,114	(1)	FireEye, Inc.	50,787	0.0
1,878	(1)	Fortinet, Inc.	221,247	0.1
400		Fuji Film Holdings Corp.	19,717	0.0
200		Fujitsu Ltd.	27,323	0.0
3,457	(1)	GoDaddy, Inc.	262,628	0.1
6,600		Hitachi Ltd.	223,472	0.1
211	(1)	HubSpot, Inc.	61,661	0.0
472	(1)	II-VI, Inc.	19,144	0.0
795		Infineon Technologies AG	22,408	0.0
12,665		Intel Corp.	655,794	0.2
2,149		Intuit, Inc.	701,025	0.2
1,500		Itochu Techno-Solutions Corp.	56,903	0.0
397	(1)	j2 Global, Inc.	27,480	0.0
1,811		Jabil, Inc.	62,045	0.0
2,392		KBR, Inc.	53,485	0.0
964	(1)	Keysight Technologies, Inc.	95,224	0.0
1,486		KLA Corp.	287,898	0.1
1,565		Lam Research Corp.	519,189	0.2
1,907		Logitech International SA	147,720	0.1
824	(1)	Lumentum Holdings, Inc.	61,907	0.0
1,002		Mastercard, Inc. - Class A	338,846	0.1
23,654		Microsoft Corp.	4,975,146	1.4
497		MKS Instruments, Inc.	54,287	0.0
770		Monolithic Power Systems, Inc.	215,300	0.1
1,897		National Instruments Corp.	67,723	0.0
800		NEC Corp.	46,795	0.0
2,427		NetApp, Inc.	106,400	0.0
826	(1)	New Relic, Inc.	46,553	0.0
576	(1)	Nice Ltd.	130,593	0.0
1,861		Nvidia Corp.	1,007,210	0.3
218	(1)	Okta, Inc.	46,619	0.0
900		Otsuka Corp.	45,991	0.0
356	(1)	Palo Alto Networks, Inc.	87,131	0.0
239	(1)	Paylocity Holding Corp.	38,579	0.0
5,532	(1)	PayPal Holdings, Inc.	1,089,970	0.3
5,613		Perspecta, Inc.	109,173	0.0
3,945	(1)	Pluralsight, Inc.	67,578	0.0
2,026	(1)	Proofpoint, Inc.	213,844	0.1
99	(1)	PTC, Inc.	8,189	0.0
12,768	(1)	Pure Storage, Inc. - Class A	196,500	0.1
5,784		Qualcomm, Inc.	680,661	0.2
1,892	(1)	Qualys, Inc.	185,435	0.1
2,185		Sage Group PLC/The	20,306	0.0
1,211	(1)	Salesforce.com, Inc.	304,349	0.1
1,388		SAP SE	216,138	0.1
390		Science Applications International Corp.	30,584	0.0
2,700	(2)	Seiko Epson Corp.	31,051	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

2,330	(1)	Semtech Corp.	123,397	0.0
216	(1)	ServiceNow, Inc.	104,760	0.0
2,026	(1)	Silicon Laboratories, Inc.	198,244	0.1
3,158	(1),(2)	Slack Technologies, Inc.	84,824	0.0
381	(1)	SolarEdge Technologies, Inc.	90,811	0.0
6,703		STMicroelectronics NV-STM1	205,582	0.1
17,437		Switch, Inc.	272,192	0.1
449	(1)	Synaptics, Inc.	36,109	0.0
194		SYNNEX Corp.	27,172	0.0
2,225	(1)	Synopsys, Inc.	476,106	0.1
200		TDK Corp.	21,839	0.0
827	(1)	TeamViewer AG	40,788	0.0
20,750	(2)	Telefonaktiebolaget LM Ericsson	227,072	0.1
3,774		Teradyne, Inc.	299,882	0.1
2,267		Texas Instruments, Inc.	323,705	0.1
5,600		TIS, Inc.	118,944	0.0
1,500		Trend Micro, Inc.	91,408	0.0
1,414	(1)	Trimble, Inc.	68,862	0.0
292		Universal Display Corp.	52,776	0.0
2,625		Visa, Inc. - Class A	524,921	0.2
8,953		Vishay Intertechnology, Inc.	139,398	0.1
1,270	(1),(2)	VMware, Inc.	182,461	0.1
421	(1)	WEX, Inc.	58,506	0.0
57	(1)	Wix.com Ltd.	14,526	0.0
219	(1)	Workday, Inc.	47,113	0.0
1,800		Yokogawa Electric Corp.	28,587	0.0
			30,479,487	8.7

		Materials: 1.6%
1,005		Air Products & Chemicals, Inc.	299,349	0.1
233		Akzo Nobel NV	23,550	0.0
6,868		Anglo American PLC	166,162	0.1
62		Aptargroup, Inc.	7,018	0.0
1,788	(1)	ArcelorMittal SA	23,786	0.0
1,198		Arkema SA	127,018	0.1
1,931		Ashland Global Holdings, Inc.	136,947	0.0
6,724		Avient Corp.	177,917	0.0
11,457	(1)	Axalta Coating Systems Ltd.	254,002	0.1
1,433		BASF SE	87,265	0.0
6,431	(1)	Berry Global Group, Inc.	310,746	0.1
11,323		BHP Group Ltd.	292,514	0.1
682		Cabot Corp.	24,573	0.0
1,725		Chemours Co.	36,070	0.0
6,629		Commercial Metals Co.	132,447	0.0
5,852		CRH PLC	212,203	0.1
371		Domtar Corp.	9,746	0.0
3,049		Eastman Chemical Co.	238,188	0.1
937		Evonik Industries AG	24,239	0.0
14,310		Evraz PLC	63,721	0.0
626		FMC Corp.	66,300	0.0
7,146		Fortescue Metals Group Ltd.	83,951	0.0
647		Greif, Inc. - Class A	23,428	0.0
4,576		LafargeHolcim Ltd.-CHF	208,298	0.1
324		Huntsman Corp.	7,196	0.0
491	(1)	Ingevity Corp.	24,275	0.0
675		Koninklijke DSM NV	111,127	0.0
755		LANXESS AG	43,199	0.0
789		Louisiana-Pacific Corp.	23,283	0.0
812		Minerals Technologies, Inc.	41,493	0.0
7,100		Mitsubishi Chemical Holdings Corp.	40,984	0.0
2,300		Mitsui Chemicals, Inc.	55,590	0.0
2,299		Mondi PLC	48,612	0.0
2,611		Newcrest Mining Ltd.	59,207	0.0
37		NewMarket Corp.	12,666	0.0
700		Nissan Chemical Corp.	37,317	0.0
4,222		Orica Ltd.	47,007	0.0
1,715		Packaging Corp. of America	187,021	0.1
2,483		Reliance Steel & Aluminum Co.	253,365	0.1
1,576		Rio Tinto Ltd.	107,643	0.0
1,771		Royal Gold, Inc.	212,821	0.1
3,888		RPM International, Inc.	322,082	0.1
725		Scotts Miracle-Gro Co.	110,860	0.0
1,200		Shin-Etsu Chemical Co., Ltd.	157,025	0.1
2,843		Smurfit Kappa PLC	111,554	0.1
939		Sonoco Products Co.	47,955	0.0
6,218		Steel Dynamics, Inc.	178,021	0.1
19,700		Sumitomo Chemical Co., Ltd.	65,207	0.0
3,500		Teijin Ltd.	54,279	0.0
2,401		UPM-Kymmene OYJ	73,079	0.0
634		Valvoline, Inc.	12,071	0.0
			5,474,377	1.6

		Real Estate: 1.4%
989		Alexandria Real Estate Equities, Inc.	158,240	0.1
349		American Campus Communities, Inc.	12,187	0.0
1,126		American Tower Corp.	272,188	0.1
2,177		Boston Properties, Inc.	174,813	0.1
3,835		British Land Co. PLC	16,718	0.0
3,214		Brixmor Property Group, Inc.	37,572	0.0
674		Camden Property Trust	59,972	0.0
57,000		CapitaLand Mall Trust	81,125	0.0
7,464	(1)	CBRE Group, Inc.	350,584	0.1
19,000		CK Asset Holdings Ltd.	93,361	0.0
10,322		Corporate Office Properties Trust SBI MD	244,838	0.1
2,786		Cousins Properties, Inc.	79,652	0.0
292		CyrusOne, Inc.	20,449	0.0
3,400		Daiwa House Industry Co., Ltd.	87,201	0.0
2,037		Douglas Emmett, Inc.	51,129	0.0
703		EastGroup Properties, Inc.	90,919	0.0
1,888		First Industrial Realty Trust, Inc.	75,142	0.0
3,848		Gaming and Leisure Properties, Inc.	142,107	0.1
2,240		Geo Group, Inc./The	25,402	0.0
9		GLP J-Reit	13,852	0.0
11,500		Goodman Group	148,896	0.1
1,727		Healthpeak Properties, Inc.	46,888	0.0
8,384		Highwoods Properties, Inc.	281,451	0.1
11,800		Hongkong Land Holdings Ltd. - HKHGF	43,963	0.0
4,924		Hudson Pacific Properties, Inc.	107,983	0.0
5,493		Invitation Homes, Inc.	153,749	0.1
8		Japan Prime Realty Investment Corp.	24,821	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

578	Jones Lang LaSalle, Inc.	55,291	0.0
549	Kilroy Realty Corp.	28,526	0.0
512	Lamar Advertising Co.	33,879	0.0
3,624	Life Storage, Inc.	381,498	0.1
15,400	Link REIT	126,194	0.1
3,801	Medical Properties Trust, Inc.	67,012	0.0
1,200	Mitsubishi Estate Co., Ltd.	18,177	0.0
6,200	Mitsui Fudosan Co., Ltd.	107,890	0.0
413	National Retail Properties, Inc.	14,253	0.0
566	Omega Healthcare Investors, Inc.	16,946	0.0
873	Outfront Media, Inc.	12,702	0.0
1,321	Paramount Group, Inc.	9,353	0.0
1,363	Physicians Realty Trust	24,411	0.0
894	PotlatchDeltic Corp.	37,637	0.0
2,250	ProLogis, Inc.	226,395	0.1
793	PS Business Parks, Inc.	97,055	0.0
708	Sabra Healthcare REIT, Inc.	9,760	0.0
197	SBA Communications Corp.	62,741	0.0
3,942	Service Properties Trust	31,339	0.0
212	Spirit Realty Capital, Inc.	7,155	0.0
4,800	Sumitomo Realty & Development Co., Ltd.	142,095	0.1
2,480	Urban Edge Properties	24,106	0.0
9,210	VEREIT, Inc.	59,865	0.0
3,454	VICI Properties, Inc.	80,720	0.0
466	Weingarten Realty Investors	7,903	0.0
8,768	Weyerhaeuser Co.	250,063	0.1
		4,828,168	1.4

	Utilities: 1.2%
17,666	AES Corp.	319,931	0.1
6,478	AGL Energy Ltd.	63,253	0.0
2,029	American Water Works Co., Inc.	293,962	0.1
3,456	APA Group	25,691	0.0
3,520	Black Hills Corp.	188,285	0.0
12,000	CLP Holdings Ltd.	112,047	0.1
3,969	Duke Energy Corp.	351,495	0.1
6,100	Electric Power Development Co., Ltd.	94,088	0.0
1,930	Enagas	44,531	0.0
37,907	Enel S.p.A.	328,880	0.1
1,161	Entergy Corp.	114,393	0.0
744	Essential Utilities, Inc.	29,946	0.0
5,685	Evergy, Inc.	288,912	0.1
1,469	Exelon Corp.	52,531	0.0
707	Fortum OYJ	14,294	0.0
227	Idacorp, Inc.	18,137	0.0
656	MDU Resources Group, Inc.	14,760	0.0
7,302	NorthWestern Corp.	355,169	0.1
2,052	OGE Energy Corp.	61,540	0.0
7,618	PNM Resources, Inc.	314,852	0.1
31,000	Power Assets Holdings Ltd.	163,394	0.1
8,368	PPL Corp.	227,693	0.1
4,443	Red Electrica Corp. SA	83,331	0.0
12,166	Snam SpA	62,567	0.0
709	Southwest Gas Holdings, Inc.	44,738	0.0
4,222	Spire, Inc.	224,610	0.1
951	UGI Corp.	31,364	0.0
6,555	United Utilities Group PLC	72,409	0.0
4,366	Veolia Environnement	94,202	0.0
13,632	Vistra Corp.	257,100	0.1
		4,348,105	1.2

	Total Common Stock
	(Cost $118,887,036)	134,451,023	38.6

EXCHANGE-TRADED FUNDS: 27.0%
38,587	(2) iShares 20+ Year Treasury Bond ETF	6,299,714	1.8
261,201	iShares Core MSCI Emerging Markets ETF	13,791,413	4.0
720	iShares Core S&P Mid-Cap ETF	133,423	0.0
761	iShares MSCI EAFE ETF	48,438	0.0
180,383	SPDR S&P 500 ETF Trust	60,408,463	17.4
128,154	Vanguard Value ETF	13,393,374	3.8

	Total Exchange-Traded Funds
	(Cost $85,370,329)	94,074,825	27.0

MUTUAL FUNDS: 14.8%
	Affiliated Investment Companies: 14.8%
123,418	Voya Emerging Markets Local Currency Debt Fund - Class P	817,026	0.2
3,827,948	Voya High Yield Bond Fund - Class P	29,551,760	8.5
407,655	Voya Short Term Bond Fund - Class R6	4,052,094	1.2
1,752,788	Voya Strategic Income Opportunities Fund - Class P	17,177,326	4.9

	Total Mutual Funds
	(Cost $50,931,108)	51,598,206	14.8

PREFERRED STOCK: 0.0%
	Consumer Discretionary: 0.0%
229	(1) Volkswagen AG	36,849	0.0

	Total Preferred Stock
	(Cost $35,291)	36,849	0.0

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 6.3%
		Basic Materials: 0.1%
10,000	(3)	Anglo American Capital PLC, 3.625%, 09/11/2024	10,763	0.0
12,000	(3)	Anglo American Capital PLC, 5.625%, 04/01/2030	14,758	0.0
25,000		Dow Chemical Co., 4.375%, 11/15/2042	28,300	0.0
34,000		Dow Chemical Co/The, 2.100%, 11/15/2030	33,524	0.0
48,000		Dow Chemical Co/The, 3.600%, 11/15/2050	48,744	0.0
5,000		FMC Corp., 3.450%, 10/01/2029	5,614	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

35,000	(3)	Georgia-Pacific LLC, 2.300%, 04/30/2030	37,190	0.0
19,000	(3)	Glencore Funding LLC, 2.500%, 09/01/2030	18,508	0.0
20,000		International Paper Co., 4.400%, 08/15/2047	24,417	0.0
42,000		Mosaic Co/The, 5.450%, 11/15/2033	49,103	0.1
13,000	(3)	Newcrest Finance Pty Ltd., 3.250%, 05/13/2030	14,200	0.0
10,000	(3)	Newcrest Finance Pty Ltd., 4.200%, 05/13/2050	11,734	0.0
3,000		Newmont Corp., 3.700%, 03/15/2023	3,157	0.0
15,000		Nutrien Ltd., 2.950%, 05/13/2030	16,448	0.0
13,000		Nutrien Ltd., 3.950%, 05/13/2050	14,896	0.0
15,000		Steel Dynamics, Inc., 2.400%, 06/15/2025	15,665	0.0
			347,021	0.1

		Communications: 0.6%
40,000		Alphabet, Inc., 1.900%, 08/15/2040	38,506	0.0
29,000		Amazon.com, Inc., 2.500%, 06/03/2050	29,620	0.0
39,000		Amazon.com, Inc., 2.700%, 06/03/2060	40,346	0.0
37,000		AT&T, Inc., 1.650%, 02/01/2028	37,127	0.0
41,000		AT&T, Inc., 2.750%, 06/01/2031	43,229	0.0
51,000		AT&T, Inc., 3.100%, 02/01/2043	50,032	0.0
20,000		AT&T, Inc., 3.500%, 06/01/2041	21,126	0.0
165,000	(3)	AT&T, Inc., 3.650%, 09/15/2059	160,150	0.1
16,000		AT&T, Inc., 4.500%, 05/15/2035	18,913	0.0
10,000		Booking Holdings, Inc., 4.100%, 04/13/2025	11,275	0.0
25,000		Booking Holdings, Inc., 4.625%, 04/13/2030	29,947	0.0
3,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.700%, 04/01/2051	2,984	0.0
50,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	52,959	0.0
10,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.800%, 03/01/2050	11,486	0.0
72,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/2025	83,309	0.0
111,000		Comcast Corp., 1.950%, 01/15/2031	114,283	0.1
38,000		Comcast Corp., 2.650%, 02/01/2030	41,507	0.0
60,000		Comcast Corp., 3.900%, 03/01/2038	71,221	0.0
78,000		Comcast Corp., 3.950%, 10/15/2025	89,548	0.0
40,000		Comcast Corp., 3.999%, 11/01/2049	48,562	0.0
25,000		Comcast Corp., 4.600%, 10/15/2038	31,910	0.0
15,000		Corning, Inc., 5.450%, 11/15/2079	19,153	0.0
20,000	(3)	Cox Communications, Inc., 2.950%, 10/01/2050	19,235	0.0
27,000		Discovery Communications LLC, 2.950%, 03/20/2023	28,462	0.0
25,000		Discovery Communications LLC, 5.200%, 09/20/2047	30,018	0.0
51,000		Fox Corp., 3.500%, 04/08/2030	57,568	0.0
40,000		Interpublic Group of Cos, Inc./The, 3.750%, 10/01/2021	41,277	0.0
21,000		Interpublic Group of Cos., Inc., 4.200%, 04/15/2024	23,324	0.0
120,000	(3)	NBCUniversal Enterprise, Inc., 5.250%, 12/31/2199	121,350	0.1
200,000	(3)	Tencent Holdings Ltd., 2.985%, 01/19/2023	208,691	0.1
25,000		Time Warner Cable LLC, 5.875%, 11/15/2040	31,200	0.0
18,000	(3)	T-Mobile USA, Inc., 2.050%, 02/15/2028	18,419	0.0
17,000	(3)	T-Mobile USA, Inc., 3.000%, 02/15/2041	16,826	0.0
17,000	(3)	T-Mobile USA, Inc., 3.300%, 02/15/2051	16,799	0.0
179,000	(3)	T-Mobile USA, Inc., 3.875%, 04/15/2030	203,752	0.1
5,000		Verizon Communications, Inc., 4.000%, 03/22/2050	6,175	0.0
80,000		Verizon Communications, Inc., 4.812%, 03/15/2039	105,006	0.1
14,000		ViacomCBS, Inc., 4.200%, 05/19/2032	16,025	0.0
25,000		ViacomCBS, Inc., 4.375%, 03/15/2043	26,574	0.0
26,000		ViacomCBS, Inc., 4.950%, 01/15/2031	31,168	0.0
40,000		ViacomCBS, Inc., 5.500%, 05/15/2033	48,657	0.0
8,000		Walt Disney Co/The, 2.000%, 09/01/2029	8,280	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

19,000		Walt Disney Co/The, 3.500%, 05/13/2040	21,356	0.0
21,000		Walt Disney Co/The, 3.600%, 01/13/2051	23,737	0.0
12,000	(2)	Walt Disney Co/The, 3.800%, 05/13/2060	13,932	0.0
39,000		Walt Disney Co/The, 4.750%, 11/15/2046	50,909	0.0
			2,215,933	0.6

		Consumer, Cyclical: 0.2%
31,000	(3)	Alaska Airlines 2020-1 Class A Pass Through Trust, 4.800%, 02/15/2029	32,576	0.0
90,000	(3)	BMW US Capital LLC, 3.450%, 04/12/2023	96,125	0.1
16,387		Continental Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	16,095	0.0
20,000		Cummins, Inc., 2.600%, 09/01/2050	19,628	0.0
19,972		Delta Air Lines 2002-1 Class G-1 Pass Through Trust, 6.718%, 07/02/2024	19,255	0.0
13,000		Delta Air Lines 2020-1 Class A Pass Through Trust, 2.500%, 12/10/2029	11,724	0.0
10,000	(3)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.500%, 10/20/2025	10,271	0.0
11,000	(3)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	11,429	0.0
25,000		General Motors Co., 5.400%, 04/01/2048	27,664	0.0
17,000		General Motors Co., 6.125%, 10/01/2025	19,774	0.0
25,000		General Motors Financial Co., Inc., 3.950%, 04/13/2024	26,468	0.0
25,000		General Motors Financial Co., Inc., 4.350%, 01/17/2027	27,203	0.0
18,000		General Motors Financial Co., Inc., 5.200%, 03/20/2023	19,542	0.0
33,000	(3)	Harley-Davidson Financial Services, Inc., 3.350%, 06/08/2025	34,566	0.0
15,000		Lowe's Cos, Inc., 3.700%, 04/15/2046	17,222	0.0
34,000		Lowe's Cos, Inc., 4.050%, 05/03/2047	40,639	0.0
30,000		McDonald's Corp., 4.450%, 09/01/2048	37,361	0.0
17,000		Ralph Lauren Corp., 1.700%, 06/15/2022	17,309	0.0
27,000		Toyota Motor Credit Corp., 2.150%, 02/13/2030	28,497	0.0
48,819		United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/2030	47,985	0.0
65,088		United Airlines 2016-2 Class AA Pass Through Trust, 2.875%, 04/07/2030	62,075	0.1
29,000		Walgreens Boots Alliance, Inc., 3.450%, 06/01/2026	31,703	0.0
25,000		Walgreens Boots Alliance, Inc., 4.100%, 04/15/2050	25,299	0.0
35,000		WW Grainger, Inc., 1.850%, 02/15/2025	36,676	0.0
			717,086	0.2

		Consumer, Non-cyclical: 1.1%
43,000	(3)	AbbVie, Inc., 2.600%, 11/21/2024	45,645	0.0
24,000	(3)	AbbVie, Inc., 2.950%, 11/21/2026	26,180	0.0
12,000	(3)	AbbVie, Inc., 4.050%, 11/21/2039	13,742	0.0
25,000		AbbVie, Inc., 4.300%, 05/14/2036	29,518	0.0
33,000		AbbVie, Inc., 4.400%, 11/06/2042	39,326	0.0
71,000		AbbVie, Inc., 4.500%, 05/14/2035	86,217	0.1
30,000	(3)	AbbVie, Inc., 4.625%, 10/01/2042	36,575	0.0
42,000		Aetna, Inc., 2.800%, 06/15/2023	44,290	0.0
30,000		Aetna, Inc., 4.500%, 05/15/2042	35,730	0.0
23,000		Aetna, Inc., 6.625%, 06/15/2036	32,732	0.0
19,000	(3)	Alcon Finance Corp., 2.600%, 05/27/2030	20,133	0.0
48,000		Altria Group, Inc., 4.400%, 02/14/2026	55,327	0.0
56,000		Altria Group, Inc., 4.450%, 05/06/2050	62,498	0.0
45,000		Altria Group, Inc., 4.800%, 02/14/2029	53,440	0.0
20,000		Altria Group, Inc., 5.800%, 02/14/2039	25,578	0.0
40,000		Amgen, Inc., 4.950%, 10/01/2041	52,982	0.0
97,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.700%, 02/01/2036	117,273	0.1
75,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	93,257	0.1
15,000		Anheuser-Busch InBev Worldwide, Inc., 5.450%, 01/23/2039	19,413	0.0
25,000		Anthem, Inc., 3.500%, 08/15/2024	27,351	0.0
100,000		Anthem, Inc., 5.100%, 01/15/2044	133,298	0.1
102,000		BAT Capital Corp., 2.259%, 03/25/2028	102,420	0.1
17,000		BAT Capital Corp., 2.726%, 03/25/2031	16,875	0.0
17,000		BAT Capital Corp., 3.734%, 09/25/2040	16,927	0.0
200,000	(3)	Bayer US Finance LLC, 3.000%, 10/08/2021	205,191	0.1

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

59,000		Becton Dickinson and Co., 2.894%, 06/06/2022	61,051	0.0
15,000		Becton Dickinson and Co., 3.363%, 06/06/2024	16,235	0.0
17,000		Becton Dickinson and Co., 3.794%, 05/20/2050	19,057	0.0
4,000		Boston Scientific Corp., 4.000%, 03/01/2029	4,654	0.0
50,000		Bristol Myers Squibb Co., 3.875%, 08/15/2025	57,138	0.0
30,000		Bristol Myers Squibb Co., 4.125%, 06/15/2039	37,845	0.0
55,000		Cardinal Health, Inc., 3.079%, 06/15/2024	59,198	0.0
48,000	(3)	Cargill, Inc., 3.875%, 05/23/2049	57,858	0.0
19,000		Cigna Corp., 4.800%, 08/15/2038	23,622	0.0
100,000		Cigna Corp., 4.900%, 12/15/2048	130,532	0.1
40,000		Coca-Cola Co/The, 2.500%, 06/01/2040	42,120	0.0
28,000		Coca-Cola Co/The, 2.750%, 06/01/2060	28,341	0.0
5,000		CVS Health Corp., 3.875%, 07/20/2025	5,643	0.0
5,000		CVS Health Corp., 4.780%, 03/25/2038	6,066	0.0
135,000		CVS Health Corp., 5.050%, 03/25/2048	172,236	0.1
30,000		CVS Health Corp., 2.700%, 08/21/2040	28,826	0.0
7,000		CVS Health Corp., 4.125%, 04/01/2040	7,991	0.0
45,000		DENTSPLY SIRONA, Inc., 3.250%, 06/01/2030	48,970	0.0
12,000		Diageo Capital PLC, 2.125%, 04/29/2032	12,458	0.0
31,000		Eli Lilly and Co., 2.500%, 09/15/2060	29,293	0.0
6,000		Equifax, Inc., 2.600%, 12/15/2025	6,435	0.0
25,000		General Mills, Inc., 4.000%, 04/17/2025	28,397	0.0
14,000		Gilead Sciences, Inc., 0.750%, 09/29/2023	14,031	0.0
11,000		Gilead Sciences, Inc., 1.200%, 10/01/2027	11,029	0.0
14,000		Gilead Sciences, Inc., 2.600%, 10/01/2040	14,001	0.0
25,000		Global Payments, Inc., 2.650%, 02/15/2025	26,543	0.0
75,000		Global Payments, Inc., 3.200%, 08/15/2029	82,028	0.1
200,000		HCA, Inc., 4.500%, 02/15/2027	224,835	0.1
22,000		HCA, Inc., 5.250%, 04/15/2025	25,407	0.0
9,000		HCA, Inc., 5.250%, 06/15/2049	10,969	0.0
5,000		HCA, Inc., 5.500%, 06/15/2047	6,258	0.0
18,000	(3)	Health Care Service Corp. A Mutual Legal Reserve Co., 1.500%, 06/01/2025	18,474	0.0
8,000	(3)	Health Care Service Corp. A Mutual Legal Reserve Co., 3.200%, 06/01/2050	8,320	0.0
35,000		Humana, Inc., 4.500%, 04/01/2025	40,217	0.0
9,000		IHS Markit Ltd., 4.250%, 05/01/2029	10,455	0.0
15,000		Johnson & Johnson, 0.550%, 09/01/2025	15,020	0.0
15,000		Johnson & Johnson, 0.950%, 09/01/2027	15,024	0.0
18,000		Johnson & Johnson, 2.100%, 09/01/2040	17,953	0.0
18,000		Johnson & Johnson, 2.250%, 09/01/2050	17,818	0.0
55,000		Johnson & Johnson, 2.450%, 09/01/2060	55,143	0.0
25,000		Kaiser Foundation Hospitals, 3.266%, 11/01/2049	27,993	0.0
5,000		Keurig Dr Pepper, Inc., 4.417%, 05/25/2025	5,765	0.0
23,000		Kroger Co/The, 5.150%, 08/01/2043	29,602	0.0
17,000		Laboratory Corp. of America Holdings, 3.250%, 09/01/2024	18,539	0.0
10,000		Laboratory Corp. of America Holdings, 4.000%, 11/01/2023	10,930	0.0
25,000	(3)	Mars, Inc., 0.875%, 07/16/2026	24,886	0.0
75,000	(3)	Mars, Inc., 2.375%, 07/16/2040	75,029	0.0
42,000	(3)	Mars, Inc., 4.125%, 04/01/2054	53,168	0.0
18,000		Medtronic, Inc., 4.375%, 03/15/2035	24,168	0.0
20,000		Mondelez International, Inc., 1.875%, 10/15/2032	19,953	0.0
9,000		Moody's Corp., 3.250%, 05/20/2050	9,658	0.0
4,000		Mylan NV, 3.750%, 12/15/2020	4,018	0.0
35,000		Mylan, Inc., 5.200%, 04/15/2048	43,514	0.0
14,000		Pfizer, Inc., 2.550%, 05/28/2040	14,498	0.0
13,000		Pfizer, Inc., 2.700%, 05/28/2050	13,603	0.0
19,000		Philip Morris International, Inc., 4.375%, 11/15/2041	23,195	0.0
17,000		Quest Diagnostics, Inc., 2.800%, 06/30/2031	18,371	0.0
40,000		Regeneron Pharmaceuticals, Inc., 1.750%, 09/15/2030	39,069	0.0
8,000		Regeneron Pharmaceuticals, Inc., 2.800%, 09/15/2050	7,497	0.0
10,000		RELX Capital, Inc., 3.000%, 05/22/2030	10,949	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

12,000		Reynolds American, Inc., 5.850%, 08/15/2045	14,606	0.0
6,000		Reynolds American, Inc., 6.150%, 09/15/2043	7,561	0.0
11,000	(3)	Royalty Pharma PLC, 1.200%, 09/02/2025	10,978	0.0
14,000	(3)	Royalty Pharma PLC, 1.750%, 09/02/2027	14,010	0.0
25,000	(3)	Royalty Pharma PLC, 3.300%, 09/02/2040	24,582	0.0
13,000		S&P Global, Inc., 2.300%, 08/15/2060	11,700	0.0
27,000		Sysco Corp., 5.950%, 04/01/2030	34,161	0.0
200,000		Takeda Pharmaceutical Co. Ltd., 3.025%, 07/09/2040	207,490	0.1
19,000		UnitedHealth Group, Inc., 3.500%, 08/15/2039	21,850	0.0
13,000		UnitedHealth Group, Inc., 3.875%, 08/15/2059	15,790	0.0
25,000		UnitedHealth Group, Inc., 4.200%, 01/15/2047	31,653	0.0
66,000	(3)	Upjohn, Inc., 3.850%, 06/22/2040	71,351	0.0
20,000	(3)	Upjohn, Inc., 4.000%, 06/22/2050	21,405	0.0
			3,850,951	1.1

		Energy: 0.6%
18,000		BP Capital Markets America, Inc., 1.749%, 08/10/2030	17,891	0.0
48,000		BP Capital Markets America, Inc., 3.216%, 11/28/2023	51,637	0.0
75,000		BP Capital Markets America, Inc., 3.224%, 04/14/2024	80,913	0.1
50,000		BP Capital Markets PLC, 4.742%, 03/11/2021	50,980	0.0
28,000	(4)	BP Capital Markets PLC, 4.875%, 12/31/2199	30,030	0.0
30,000	(3)	Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	31,220	0.0
26,000		Diamondback Energy, Inc., 2.875%, 12/01/2024	26,356	0.0
10,000		Diamondback Energy, Inc., 3.250%, 12/01/2026	10,026	0.0
30,000		Diamondback Energy, Inc., 3.500%, 12/01/2029	29,003	0.0
10,000		Diamondback Energy, Inc., 4.750%, 05/31/2025	10,796	0.0
200,000		Empresa Nacional del Petroleo, 3.750%, 08/05/2026	212,691	0.1
41,000		Enable Midstream Partners L.P., 4.150%, 09/15/2029	38,044	0.0
38,000	(4)	Enbridge, Inc., 5.750%, 07/15/2080	39,423	0.0
5,000		Energy Transfer Operating L.P., 4.900%, 03/15/2035	4,896	0.0
60,000		Energy Transfer Operating L.P., 5.300%, 04/15/2047	55,816	0.0
25,000		Enterprise Products Operating LLC, 3.750%, 02/15/2025	27,775	0.0
50,000	(4)	Enterprise Products Operating LLC, 4.875%, 08/16/2077	43,638	0.0
11,000		EOG Resources, Inc., 4.950%, 04/15/2050	13,555	0.0
10,000		Exxon Mobil Corp., 4.227%, 03/19/2040	12,281	0.0
2,000		Halliburton Co., 3.500%, 08/01/2023	2,120	0.0
2,000		Halliburton Co., 3.800%, 11/15/2025	2,169	0.0
20,000		Halliburton Co., 4.850%, 11/15/2035	21,158	0.0
200,000	(3)	KazMunayGas National Co. JSC, 4.750%, 04/24/2025	220,329	0.1
23,000		Marathon Petroleum Corp., 4.700%, 05/01/2025	25,998	0.0
20,000		Marathon Petroleum Corp., 5.125%, 04/01/2024	20,283	0.0
25,000		Marathon Petroleum Corp., 5.000%, 09/15/2054	25,749	0.0
20,000		MPLX L.P., 1.750%, 03/01/2026	19,991	0.0
14,000		MPLX L.P., 2.650%, 08/15/2030	13,759	0.0
20,000		MPLX L.P., 5.250%, 01/15/2025	20,736	0.0
23,000		Newfield Exploration Co., 5.375%, 01/01/2026	21,650	0.0
3,000		Noble Energy, Inc., 3.250%, 10/15/2029	3,324	0.0
28,000	(2)	Noble Energy, Inc., 4.950%, 08/15/2047	36,817	0.0
44,000		ONEOK Partners L.P., 3.375%, 10/01/2022	45,735	0.0
10,000		ONEOK, Inc., 2.200%, 09/15/2025	9,869	0.0
200,000	(3)	Petroleos del Peru SA, 4.750%, 06/19/2032	216,302	0.1
200,000		Petroleos Mexicanos, 6.500%, 03/13/2027	186,794	0.1
39,000		Pioneer Natural Resources Co., 1.900%, 08/15/2030	36,705	0.0
50,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.550%, 12/15/2029	48,475	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

15,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.800%, 09/15/2030	14,574	0.0
50,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/2025	53,746	0.0
15,000		Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	16,293	0.0
16,000		Sabine Pass Liquefaction LLC, 5.000%, 03/15/2027	18,016	0.0
19,000	(3)	Schlumberger Holdings Corp., 4.000%, 12/21/2025	21,275	0.0
125,000		Shell International Finance BV, 3.250%, 05/11/2025	138,343	0.1
25,000		Shell International Finance BV, 4.125%, 05/11/2035	30,111	0.0
9,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/2024	9,447	0.0
30,000		Total Capital International SA, 2.986%, 06/29/2041	31,372	0.0
33,000		Total Capital International SA, 3.127%, 05/29/2050	34,249	0.0
9,000	(3)	Transcontinental Gas Pipe Line Co. LLC, 3.250%, 05/15/2030	9,741	0.0
16,000		Valero Energy Corp., 2.850%, 04/15/2025	16,784	0.0
30,000		Williams Cos, Inc./The, 4.000%, 09/15/2025	33,237	0.0
8,000		Williams Cos, Inc./The, 5.400%, 03/04/2044	8,992	0.0
23,000		Williams Partners L.P., 3.600%, 03/15/2022	23,804	0.0
21,000		Williams Partners L.P., 3.750%, 06/15/2027	23,047	0.0
			2,247,965	0.6

		Financial: 2.2%
200,000	(3)	ABN AMRO Bank NV, 4.750%, 07/28/2025	225,825	0.1
13,000		American International Group, Inc., 3.875%, 01/15/2035	14,974	0.0
10,000		American International Group, Inc., 4.375%, 01/15/2055	11,477	0.0
10,000		American International Group, Inc., 4.500%, 07/16/2044	11,751	0.0
2,000		American International Group, Inc., 4.750%, 04/01/2048	2,455	0.0
12,000	(4)	American International Group, Inc., 5.750%, 04/01/2048	13,102	0.0
34,000		Arch Capital Group Ltd., 3.635%, 06/30/2050	36,669	0.0
31,000		Assurant, Inc., 3.700%, 02/22/2030	32,388	0.0
61,000	(3)	Athene Global Funding, 2.800%, 05/26/2023	63,649	0.0
25,000	(3)	Athene Global Funding, 2.950%, 11/12/2026	26,360	0.0
17,000		AvalonBay Communities, Inc., 2.450%, 01/15/2031	18,204	0.0
200,000		Banco Santander SA, 2.746%, 05/28/2025	210,488	0.1
37,000	(4)	Bank of America Corp., 0.981%, 09/25/2025	37,020	0.0
34,000	(4)	Bank of America Corp., 1.898%, 07/23/2031	33,956	0.0
8,000	(4)	Bank of America Corp., 2.592%, 04/29/2031	8,469	0.0
73,000	(4)	Bank of America Corp., 2.676%, 06/19/2041	74,854	0.0
60,000	(4)	Bank of America Corp., 3.593%, 07/21/2028	67,284	0.0
20,000		Bank of America Corp., 3.950%, 04/21/2025	22,232	0.0
18,000	(4)	Bank of America Corp., 3.970%, 03/05/2029	20,667	0.0
40,000	(4)	Bank of America Corp., 4.078%, 04/23/2040	47,748	0.0
13,000	(4)	Bank of America Corp., 4.083%, 03/20/2051	16,152	0.0
79,000		Bank of America Corp., 4.125%, 01/22/2024	87,555	0.1
103,000		Bank of America Corp., 4.183%, 11/25/2027	118,322	0.1
75,000	(4)	Bank of America Corp., 4.271%, 07/23/2029	88,003	0.1
6,000	(4)	Bank of America Corp., 5.125%, 12/31/2199	6,180	0.0
50,000	(4)	Bank of Montreal, 3.803%, 12/15/2032	55,741	0.0
25,000		Bank of Nova Scotia/The, 2.200%, 02/03/2025	26,409	0.0
21,000		Bank of Nova Scotia/The, 2.700%, 08/03/2026	23,013	0.0
34,000	(4)	Bank of Nova Scotia/The, 4.900%, 12/31/2199	35,275	0.0
80,000	(3)	Barclays Bank PLC, 10.179%, 06/12/2021	84,176	0.0
45,000		Berkshire Hathaway Finance Corp., 4.250%, 01/15/2049	58,769	0.0
200,000	(3),(4)	BNP Paribas SA, 2.219%, 06/09/2026	206,575	0.1
22,000		Boston Properties L.P., 3.250%, 01/30/2031	23,756	0.0
206,000	(3)	BPCE SA, 5.700%, 10/22/2023	231,010	0.1
23,000		Brookfield Finance LLC, 3.450%, 04/15/2050	22,657	0.0
14,000		Brookfield Finance, Inc., 4.350%, 04/15/2030	16,319	0.0
33,000		Brown & Brown, Inc., 2.375%, 03/15/2031	33,370	0.0
35,000		Canadian Imperial Bank of Commerce, 2.250%, 01/28/2025	36,960	0.0
15,000		Capital One Financial Corp., 3.650%, 05/11/2027	16,581	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

22,000		Capital One Financial Corp., 3.750%, 03/09/2027	24,451	0.0
20,000	(4)	Charles Schwab Corp./The, 5.375%, 12/31/2199	21,721	0.0
20,000	(4)	Citigroup, Inc., 1.678%, 05/15/2024	20,505	0.0
15,000	(4)	Citigroup, Inc., 2.572%, 06/03/2031	15,800	0.0
45,000		Citigroup, Inc., 5.500%, 09/13/2025	53,277	0.0
9,000		Columbia Property Trust Operating Partnership L.P., 3.650%, 08/15/2026	9,229	0.0
5,000		Columbia Property Trust Operating Partnership L.P., 4.150%, 04/01/2025	5,241	0.0
260,000		Cooperatieve Rabobank UA, 4.375%, 08/04/2025	294,815	0.1
250,000	(3),(4)	Credit Suisse Group AG, 2.193%, 06/05/2026	258,540	0.1
26,000	(3),(4)	Credit Suisse Group AG, 4.194%, 04/01/2031	30,069	0.0
200,000	(3),(4)	Danske Bank A/S, 1.621%, 09/11/2026	198,510	0.1
200,000	(4)	Deutsche Bank AG/New York NY, 3.547%, 09/18/2031	201,395	0.1
12,000	(3)	Empower Finance 2020 L.P., 1.357%, 09/17/2027	11,971	0.0
11,000		Equinix, Inc., 1.550%, 03/15/2028	11,008	0.0
17,000		ERP Operating L.P., 2.500%, 02/15/2030	18,069	0.0
35,000		Essex Portfolio L.P., 3.000%, 01/15/2030	37,650	0.0
50,000		Essex Portfolio L.P., 3.250%, 05/01/2023	52,672	0.0
22,000		Fairfax Financial Holdings Ltd., 4.850%, 04/17/2028	24,126	0.0
34,000	(3)	Fairfax US, Inc., 4.875%, 08/13/2024	36,661	0.0
200,000	(3)	Federation des Caisses Desjardins du Quebec, 2.050%, 02/10/2025	208,922	0.1
18,000	(3)	GE Capital Funding LLC, 4.400%, 05/15/2030	19,386	0.0
35,000		Goldman Sachs Group, Inc., 4.250%, 10/21/2025	39,809	0.0
46,000		Goldman Sachs Group, Inc., 5.150%, 05/22/2045	60,043	0.0
17,000		Goldman Sachs Group, Inc., 6.750%, 10/01/2037	24,654	0.0
34,000	(3)	Great-West Lifeco US Finance 2020 L.P., 0.904%, 08/12/2025	33,956	0.0
15,000		Hartford Financial Services Group, Inc./The, 5.950%, 10/15/2036	20,607	0.0
200,000	(4)	HSBC Holdings PLC, 2.099%, 06/04/2026	202,664	0.1
200,000	(4)	HSBC Holdings PLC, 2.633%, 11/07/2025	208,447	0.1
200,000	(4)	HSBC Holdings PLC, 3.262%, 03/13/2023	206,870	0.1
24,000		Intercontinental Exchange, Inc., 2.650%, 09/15/2040	23,848	0.0
23,000		Intercontinental Exchange, Inc., 3.000%, 06/15/2050	23,771	0.0
81,000	(4)	JPMorgan Chase & Co., 2.182%, 06/01/2028	84,634	0.0
41,000	(4)	JPMorgan Chase & Co., 2.522%, 04/22/2031	43,752	0.0
70,000	(4)	JPMorgan Chase & Co., 3.797%, 07/23/2024	75,875	0.0
15,000	(4)	JPMorgan Chase & Co., 4.493%, 03/24/2031	18,322	0.0
43,000	(4)	JPMorgan Chase & Co., 4.600%, 12/31/2199	42,194	0.0
19,000	(4)	JPMorgan Chase & Co., 5.000%, 12/31/2199	18,984	0.0
58,000		Kimco Realty Corp., 3.700%, 10/01/2049	57,001	0.0
21,000	(3)	KKR Group Finance Co. VII LLC, 3.625%, 02/25/2050	21,856	0.0
30,000		Main Street Capital Corp., 5.200%, 05/01/2024	31,562	0.0
38,000	(4)	MetLife, Inc., 3.850%, 12/31/2199	37,952	0.0
200,000		Mizuho Financial Group Cayman 2 Ltd., 4.200%, 07/18/2022	210,931	0.1
200,000	(4)	Mizuho Financial Group, Inc., 2.226%, 05/25/2026	208,131	0.1
34,000	(4)	Morgan Stanley, 2.188%, 04/28/2026	35,645	0.0
15,000	(4)	Morgan Stanley, 3.622%, 04/01/2031	17,169	0.0
112,000		Morgan Stanley, 3.875%, 01/27/2026	127,809	0.1
100,000		Morgan Stanley, 4.000%, 07/23/2025	112,960	0.1
40,000	(4)	Morgan Stanley, 4.457%, 04/22/2039	50,092	0.0
55,000	(3)	New York Life Global Funding, 2.875%, 04/10/2024	59,139	0.0
25,000		Northern Trust Corp., 1.950%, 05/01/2030	26,074	0.0
28,000	(3)	Northwestern Mutual Life Insurance Co/The, 3.625%, 09/30/2059	30,713	0.0
150,000		ORIX Corp., 3.250%, 12/04/2024	162,787	0.1
58,000		Owl Rock Capital Corp., 4.250%, 01/15/2026	58,838	0.0
38,000	(3)	Owl Rock Technology Finance Corp., 4.750%, 12/15/2025	37,627	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

17,000	(4)	PartnerRe Finance B LLC, 4.500%, 10/01/2050	17,085	0.0
23,000		Piedmont Operating Partnership L.P., 3.150%, 08/15/2030	22,582	0.0
30,000		Piedmont Operating Partnership L.P., 4.450%, 03/15/2024	31,835	0.0
15,000		Prologis L.P., 3.000%, 04/15/2050	16,108	0.0
26,000		Realty Income Corp., 3.250%, 01/15/2031	28,705	0.0
23,000		Regency Centers L.P., 2.950%, 09/15/2029	23,831	0.0
25,000		Regency Centers L.P., 3.700%, 06/15/2030	27,479	0.0
20,000		Retail Properties of America, Inc., 4.750%, 09/15/2030	20,064	0.0
70,000		Royal Bank of Canada, 0.885%, (US0003M + 0.660%), 10/05/2023	70,482	0.0
41,000		Royal Bank of Canada, 2.250%, 11/01/2024	43,476	0.0
200,000	(4)	Natwest Group PLC, 3.073%, 05/22/2028	210,502	0.1
40,000	(3)	Scentre Group Trust 1 / Scentre Group Trust 2, 3.625%, 01/28/2026	42,855	0.0
21,000	(4)	State Street Corp., 3.031%, 11/01/2034	22,921	0.0
34,000		Sumitomo Mitsui Financial Group, Inc., 2.142%, 09/23/2030	33,542	0.0
8,000		Sumitomo Mitsui Financial Group, Inc., 3.010%, 10/19/2026	8,831	0.0
25,000	(3)	Teachers Insurance & Annuity Association of America, 3.300%, 05/15/2050	25,861	0.0
8,000		Travelers Cos, Inc./The, 4.000%, 05/30/2047	9,763	0.0
36,000	(4)	Truist Financial Corp., 4.800%, 12/31/2199	36,167	0.0
19,000	(4)	Truist Financial Corp., 4.950%, 12/31/2199	20,045	0.0
25,000	(4)	Truist Financial Corp., 5.100%, 12/31/2199	27,086	0.0
22,000		UDR, Inc., 2.100%, 08/01/2032	21,917	0.0
52,000		UDR, Inc., 3.000%, 08/15/2031	56,276	0.0
7,000		Ventas Realty L.P., 5.700%, 09/30/2043	8,323	0.0
66,000	(4)	Wells Fargo & Co., 1.654%, 06/02/2024	67,257	0.0
36,000	(4)	Wells Fargo & Co., 2.393%, 06/02/2028	37,602	0.0
35,000	(4)	Wells Fargo & Co., 2.406%, 10/30/2025	36,691	0.0
21,000	(4)	Wells Fargo & Co., 3.068%, 04/30/2041	21,885	0.0
120,000		Wells Fargo & Co., 3.750%, 01/24/2024	130,483	0.1
28,000		Wells Fargo & Co., 4.750%, 12/07/2046	35,040	0.0
15,000		Westpac Banking Corp., 2.350%, 02/19/2025	16,024	0.0
58,000		Willis Towers Watson PLC, 5.750%, 03/15/2021	59,298	0.0
71,000		XLIT Ltd., 4.450%, 03/31/2025	80,365	0.0
22,000		XLIT Ltd., 5.500%, 03/31/2045	29,158	0.0
			7,474,668	2.2

		Industrial: 0.3%
8,000	(3)	Aviation Capital Group LLC, 3.875%, 05/01/2023	7,922	0.0
6,000	(3)	Aviation Capital Group LLC, 4.375%, 01/30/2024	5,969	0.0
36,000	(3)	Aviation Capital Group LLC, 5.500%, 12/15/2024	37,170	0.0
60,000	(4)	BNSF Funding Trust I, 6.613%, 12/15/2055	68,554	0.1
9,000		Boeing Co/The, 3.850%, 11/01/2048	8,257	0.0
30,000		Boeing Co/The, 4.875%, 05/01/2025	32,772	0.0
27,000		Boeing Co/The, 5.805%, 05/01/2050	32,692	0.0
45,000		Burlington Northern Santa Fe LLC, 3.900%, 08/01/2046	54,522	0.0
37,000	(3)	Carrier Global Corp., 2.493%, 02/15/2027	38,746	0.0
20,000	(3)	Carrier Global Corp., 2.722%, 02/15/2030	20,935	0.0
37,000	(3)	CCL Industries, Inc., 3.050%, 06/01/2030	39,548	0.0
51,000		FedEx Corp., 3.900%, 02/01/2035	57,998	0.0
20,000		GATX Corp., 4.000%, 06/30/2030	23,070	0.0
27,000		General Dynamics Corp., 4.250%, 04/01/2040	34,026	0.0
14,000		General Electric Co., 3.625%, 05/01/2030	14,559	0.0
43,000		Honeywell International, Inc., 1.950%, 06/01/2030	45,314	0.0
20,000		Lockheed Martin Corp., 2.800%, 06/15/2050	20,879	0.0
18,000		Lockheed Martin Corp., 4.070%, 12/15/2042	22,512	0.0
42,000		Norfolk Southern Corp., 3.650%, 08/01/2025	47,279	0.0
7,000		Northrop Grumman Corp., 2.930%, 01/15/2025	7,619	0.0
25,000		Packaging Corp. of America, 4.050%, 12/15/2049	29,900	0.0
16,000		Raytheon Technologies Corp., 3.125%, 07/01/2050	17,175	0.0
56,000	(3)	Raytheon Technologies Corp., 3.200%, 03/15/2024	60,152	0.1
2,000		Raytheon Technologies Corp., 3.650%, 08/16/2023	2,163	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

4,000		Raytheon Technologies Corp., 4.450%, 11/16/2038	4,924	0.0
51,000		Raytheon Technologies Corp., 4.500%, 06/01/2042	64,458	0.1
5,000		Raytheon Technologies Corp., 5.400%, 05/01/2035	6,796	0.0
6,000		Raytheon Technologies Corp., 6.125%, 07/15/2038	8,679	0.0
22,000		Republic Services, Inc., 1.450%, 02/15/2031	21,731	0.0
17,000		Roper Technologies, Inc., 1.400%, 09/15/2027	17,180	0.0
12,000		Roper Technologies, Inc., 2.000%, 06/30/2030	12,248	0.0
15,000		Textron, Inc., 3.000%, 06/01/2030	15,821	0.0
41,000		United Parcel Service, Inc., 2.800%, 11/15/2024	44,584	0.0
25,000		WRKCo, Inc., 3.000%, 06/15/2033	27,214	0.0
			953,368	0.3

		Technology: 0.4%
12,000		Activision Blizzard, Inc., 1.350%, 09/15/2030	11,725	0.0
12,000		Activision Blizzard, Inc., 2.500%, 09/15/2050	11,044	0.0
10,000		Analog Devices, Inc., 3.500%, 12/05/2026	11,327	0.0
25,000		Apple, Inc., 2.550%, 08/20/2060	25,059	0.0
35,000		Apple, Inc., 2.650%, 05/11/2050	36,554	0.0
100,000		Apple, Inc., 3.750%, 09/12/2047	123,388	0.1
35,000		Apple, Inc., 3.750%, 11/13/2047	43,162	0.0
25,000	(3)	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	29,396	0.0
20,000		Fiserv, Inc., 2.750%, 07/01/2024	21,399	0.0
100,000		Fiserv, Inc., 3.200%, 07/01/2026	111,221	0.1
45,000		HP, Inc., 4.050%, 09/15/2022	48,052	0.0
15,000	(3)	Infor, Inc., 1.450%, 07/15/2023	15,216	0.0
18,000	(3)	Infor, Inc., 1.750%, 07/15/2025	18,569	0.0
15,000		Intel Corp., 3.100%, 02/15/2060	16,366	0.0
30,000		Intel Corp., 3.250%, 11/15/2049	33,557	0.0
75,000		Intel Corp., 4.600%, 03/25/2040	100,098	0.0
100,000		International Business Machines Corp., 3.300%, 05/15/2026	112,764	0.1
37,000	(3)	Microchip Technology, Inc., 2.670%, 09/01/2023	38,329	0.0
50,000		Microsoft Corp., 2.400%, 08/08/2026	54,537	0.0
41,000		Microsoft Corp., 2.525%, 06/01/2050	43,038	0.0
93,000		Microsoft Corp., 3.700%, 08/08/2046	117,105	0.1
30,000		NetApp, Inc., 1.875%, 06/22/2025	31,130	0.0
31,000	(3)	NXP BV / NXP Funding LLC, 5.350%, 03/01/2026	36,701	0.0
20,000	(3)	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.400%, 05/01/2030	21,940	0.0
74,000		Oracle Corp., 3.600%, 04/01/2040	84,751	0.0
6,000		Oracle Corp., 3.850%, 07/15/2036	7,087	0.0
14,000		ServiceNow, Inc., 1.400%, 09/01/2030	13,644	0.0
33,000		Xilinx, Inc., 2.375%, 06/01/2030	34,815	0.0
			1,251,974	0.4

		Utilities: 0.8%
52,000		AEP Texas, Inc., 3.450%, 01/15/2050	56,951	0.0
16,000	(3)	AES Corp./The, 3.950%, 07/15/2030	17,709	0.0
20,000		Alabama Power Co., 3.450%, 10/01/2049	22,799	0.0
74,000	(3)	Alliant Energy Finance LLC, 3.750%, 06/15/2023	79,510	0.1
50,000	(3)	American Transmission Systems, Inc., 5.000%, 09/01/2044	62,495	0.1
50,000	(3)	American Transmission Systems, Inc., 5.250%, 01/15/2022	52,619	0.0
14,000		Appalachian Power Co., 3.700%, 05/01/2050	15,987	0.0
55,000		Avangrid, Inc., 3.200%, 04/15/2025	60,585	0.0
20,000		Baltimore Gas and Electric Co., 3.200%, 09/15/2049	21,564	0.0
25,000		Black Hills Corp., 2.500%, 06/15/2030	25,911	0.0
15,000		Black Hills Corp., 3.050%, 10/15/2029	16,355	0.0
40,000		Black Hills Corp., 4.250%, 11/30/2023	43,922	0.0
8,000		Black Hills Corp., 4.350%, 05/01/2033	9,620	0.0
10,000		CenterPoint Energy Houston Electric LLC, 2.900%, 07/01/2050	10,762	0.0
25,000		CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/2042	28,656	0.0
39,000	(3)	Cleveland Electric Illuminating Co/The, 3.500%, 04/01/2028	42,177	0.0
53,000	(4)	CMS Energy Corp., 4.750%, 06/01/2050	56,267	0.0
13,000		Commonwealth Edison Co., 3.750%, 08/15/2047	15,554	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

34,000		Consolidated Edison Co. of New York, Inc., 4.000%, 11/15/2057	40,680	0.0
13,000		Consolidated Edison Co. of New York, Inc., 5.300%, 03/01/2035	17,540	0.0
53,000		Consumers Energy Co., 2.500%, 05/01/2060	49,855	0.0
35,000	(4)	Dominion Energy, Inc., 4.650%, 12/31/2199	35,495	0.0
51,000		DTE Electric Co., 2.950%, 03/01/2050	54,015	0.0
47,000		DTE Energy Co., 1.050%, 06/01/2025	47,140	0.0
15,000		Duke Energy Carolinas LLC, 4.000%, 09/30/2042	18,364	0.0
15,000	(4)	Duke Energy Corp., 4.875%, 12/31/2199	15,887	0.0
25,000		Duke Energy Florida LLC, 4.200%, 07/15/2048	31,891	0.0
25,000		Duke Energy Indiana LLC, 3.250%, 10/01/2049	27,885	0.0
13,000		Duke Energy Ohio, Inc., 2.125%, 06/01/2030	13,664	0.0
59,000		Duke Energy Progress LLC, 3.700%, 10/15/2046	69,531	0.1
45,000		Duke Energy Progress LLC, 4.100%, 05/15/2042	54,682	0.0
5,000		Duke Energy Progress LLC, 4.200%, 08/15/2045	6,232	0.0
17,000	(3)	Duquesne Light Holdings, Inc., 2.532%, 10/01/2030	17,078	0.0
24,000		Entergy Arkansas LLC, 2.650%, 06/15/2051	24,232	0.0
13,000		Entergy Corp., 2.800%, 06/15/2030	14,106	0.0
9,000		Entergy Louisiana LLC, 4.200%, 04/01/2050	11,562	0.0
73,000		Entergy Mississippi LLC, 3.100%, 07/01/2023	77,483	0.1
33,000		Entergy Texas, Inc., 4.000%, 03/30/2029	38,685	0.0
11,000		Essential Utilities, Inc., 2.704%, 04/15/2030	11,786	0.0
18,000		Evergy Metro, Inc., 2.250%, 06/01/2030	19,069	0.0
32,000		Eversource Energy, 2.900%, 10/01/2024	34,667	0.0
23,000		Eversource Energy, 3.450%, 01/15/2050	25,891	0.0
50,000		Exelon Corp., 3.497%, 06/01/2022	52,309	0.0
5,000		Exelon Corp., 4.050%, 04/15/2030	5,862	0.0
10,000		Exelon Corp., 4.700%, 04/15/2050	12,778	0.0
8,000		Exelon Generation Co. LLC, 3.250%, 06/01/2025	8,757	0.0
57,000		FirstEnergy Corp., 2.850%, 07/15/2022	58,459	0.0
25,000		Georgia Power Co., 2.200%, 09/15/2024	26,384	0.0
33,000		Georgia Power Co., 5.750%, 04/15/2023	36,960	0.0
20,000		Interstate Power and Light Co., 2.300%, 06/01/2030	21,189	0.0
80,000		Interstate Power and Light Co., 3.250%, 12/01/2024	87,805	0.1
12,000	(3)	IPALCO Enterprises, Inc., 4.250%, 05/01/2030	13,622	0.0
100,000		ITC Holdings Corp., 2.700%, 11/15/2022	104,366	0.1
50,000	(3)	Jersey Central Power & Light Co., 4.300%, 01/15/2026	57,227	0.0
50,000	(3)	Jersey Central Power & Light Co., 4.700%, 04/01/2024	55,535	0.0
25,000		Kentucky Utilities Co., 3.300%, 06/01/2050	27,321	0.0
12,000	(3)	Metropolitan Edison Co., 4.000%, 04/15/2025	13,321	0.0
30,000		Mississippi Power Co., 4.250%, 03/15/2042	35,543	0.0
15,000	(3)	Narragansett Electric Co/The, 3.395%, 04/09/2030	17,111	0.0
43,000	(4)	National Rural Utilities Cooperative Finance Corp., 4.750%, 04/30/2043	44,364	0.0
29,000		NiSource, Inc., 3.600%, 05/01/2030	33,103	0.0
20,000		NiSource, Inc., 5.950%, 06/15/2041	28,123	0.0
20,000	(3)	Oglethorpe Power Corp., 3.750%, 08/01/2050	19,964	0.0
13,000		Pacific Gas and Electric Co., 4.250%, 03/15/2046	12,578	0.0
28,000		Pacific Gas and Electric Co., 4.300%, 03/15/2045	27,415	0.0
17,000		Pacific Gas and Electric Co., 4.450%, 04/15/2042	17,039	0.0
10,000		PECO Energy Co., 4.150%, 10/01/2044	12,527	0.0
200,000		Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	216,212	0.1
15,000		Piedmont Natural Gas Co., Inc., 3.350%, 06/01/2050	16,308	0.0
17,000		Public Service Enterprise Group, Inc., 1.600%, 08/15/2030	16,772	0.0
50,000		Sempra Energy, 3.800%, 02/01/2038	55,941	0.0
24,000	(4)	Sempra Energy, 4.875%, 12/31/2199	24,720	0.0
68,000		Sierra Pacific Power Co., 2.600%, 05/01/2026	74,206	0.1

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

5,000		Southern California Edison Co., 2.400%, 02/01/2022	5,100	0.0
6,000		Southern California Edison Co., 4.050%, 03/15/2042	6,481	0.0
40,000		Southern Co. Gas Capital Corp., 5.875%, 03/15/2041	55,182	0.0
35,000	(4)	Southern Co/The, 4.000%, 01/15/2051	35,137	0.0
60,000		Tampa Electric Co., 5.400%, 05/15/2021	61,845	0.0
25,000		Tucson Electric Power Co., 1.500%, 08/01/2030	24,796	0.0
17,000		Union Electric Co., 3.900%, 09/15/2042	20,434	0.0
28,000		Virginia Electric and Power Co., 3.450%, 09/01/2022	29,291	0.0
25,000		Washington Gas Light Co., 3.650%, 09/15/2049	28,498	0.0
26,000		Wisconsin Public Service Corp., 3.671%, 12/01/2042	29,541	0.0
			2,926,989	0.8

	Total Corporate Bonds/Notes
	(Cost $20,812,472)		21,985,955	6.3

COLLATERALIZED MORTGAGE OBLIGATIONS: 4.2%
90,601		Alternative Loan Trust 2004-J7 MI, 1.168%, (US0001M + 1.020%), 10/25/2034	87,290	0.0
67,844		Alternative Loan Trust 2005-10CB 1A1, 0.648%, (US0001M + 0.500%), 05/25/2035	53,737	0.0
56,149		Alternative Loan Trust 2005-51 3A2A, 2.309%, (12MTA + 1.290%), 11/20/2035	51,614	0.0
56,993		Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/2035	53,320	0.0
108,681		Alternative Loan Trust 2005-J2 1A12, 0.548%, (US0001M + 0.400%), 04/25/2035	88,619	0.0
18,147		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	12,754	0.0
104,988		Alternative Loan Trust 2006-19CB A12, 0.548%, (US0001M + 0.400%), 08/25/2036	56,071	0.0
77,706		Alternative Loan Trust 2006-HY11 A1, 0.268%, (US0001M + 0.120%), 06/25/2036	74,077	0.0
29,016		Alternative Loan Trust 2007-23CB A3, 0.648%, (US0001M + 0.500%), 09/25/2037	11,285	0.0
141,721		Alternative Loan Trust 2007-2CB 2A1, 0.748%, (US0001M + 0.600%), 03/25/2037	68,866	0.0
37,516	(4)	Bear Stearns ALT-A Trust 2005-7 21A1, 3.244%, 09/25/2035	34,859	0.0
58,465		Bear Stearns Mortgage Funding Trust 2006-AR5 2A1, 0.338%, (US0001M + 0.190%), 01/25/2037	51,937	0.0
75,983	(4)	Citigroup Mortgage Loan Trust 2006-AR2 1A1, 3.851%, 03/25/2036	67,319	0.0
46,230	(4)	Citigroup Mortgage Loan Trust 2007-10 22AA, 3.355%, 09/25/2037	44,530	0.0
231,129	(3),(4)	COLT 2018-4 A1 Mortgage Loan Trust, 4.006%, 12/28/2048	234,734	0.1
200,000	(3),(4)	Deephaven Residential Mortgage Trust 2018-1A M1, 3.939%, 12/25/2057	203,354	0.1
200,000	(3),(4)	Deephaven Residential Mortgage Trust 2019-1A M1, 4.402%, 08/25/2058	201,467	0.1
568,039		Fannie Mae 2011-113 CL, 4.000%, 11/25/2041	618,654	0.2
403,007		Fannie Mae 2011-99 CZ, 4.500%, 10/25/2041	464,876	0.1
119,417		Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 4.148%, (US0001M + 4.000%), 05/25/2025	121,326	0.0
149,808		Fannie Mae Connecticut Avenue Securities 2016-C05 2M2, 4.598%, (US0001M + 4.450%), 01/25/2029	155,097	0.1
56,270		Fannie Mae Connecticut Avenue Securities 2016-C07 2M2, 4.498%, (US0001M + 4.350%), 05/25/2029	58,371	0.0
75,763		Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 3.798%, (US0001M + 3.650%), 09/25/2029	76,879	0.0
183,703		Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 3.148%, (US0001M + 3.000%), 10/25/2029	183,549	0.1
174,088		Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 2.998%, (US0001M + 2.850%), 11/25/2029	173,567	0.1
198,775		Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 2.548%, (US0001M + 2.400%), 05/28/2030	195,834	0.1

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

62,561		Fannie Mae Connecticut Avenue Securities 2017-CO6 2M2, 2.948%, (US0001M + 2.800%), 02/25/2030	62,679	0.0
164,405		Fannie Mae Connecticut Avenue Securities 2018-C02 2M2, 2.348%, (US0001M + 2.200%), 08/25/2030	159,762	0.1
147,614		Fannie Mae Connecticut Avenue Securities 2018-C04 2M2, 2.698%, (US0001M + 2.550%), 12/25/2030	145,638	0.1
79,331		Fannie Mae Connecticut Avenue Securities 2018-C05 1M2, 2.498%, (US0001M + 2.350%), 01/25/2031	78,154	0.0
170,529		Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 2.148%, (US0001M + 2.000%), 03/25/2031	168,149	0.1
108,157	(3)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 2.448%, (US0001M + 2.300%), 08/25/2031	107,960	0.0
173,209	(3)	Fannie Mae Connecticut Avenue Securities Trust 2019-R06 2M2, 2.248%, (US0001M + 2.100%), 09/25/2039	172,555	0.1
200,000	(3)	Fannie Mae Connecticut Avenue Securities Trust 2020-R01 1M2, 2.198%, (US0001M + 2.050%), 01/25/2040	197,100	0.1
255,769		Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/2036	289,629	0.1
232,632	(4)	Fannie Mae REMIC Trust 2009-50 HZ, 5.546%, 02/25/2049	267,068	0.1
169,318		Fannie Mae REMIC Trust 2011-30 ZA, 5.000%, 04/25/2041	186,629	0.1
201,805		Fannie Mae REMIC Trust 2011-9 AZ, 5.000%, 05/25/2040	224,707	0.1
401,400		Fannie Mae REMICS 2009-96 DB, 4.000%, 11/25/2029	433,742	0.1
106,840		Fannie Mae REMICS 2011-10 ZC, 5.000%, 02/25/2041	124,675	0.0
461,904		Fannie Mae REMICS 2013-16 GD, 3.000%, 03/25/2033	480,228	0.1
125,925		Fannie Mae REMICS 2018-8 AB, 3.500%, 10/25/2047	132,925	0.0
94,306	(3),(4)	Flagstar Mortgage Trust 2018-1 B2, 4.013%, 03/25/2048	99,312	0.0
94,306	(3),(4)	Flagstar Mortgage Trust 2018-1 B3, 4.013%, 03/25/2048	96,406	0.0
242,157		Freddie Mac 4634 ZM, 5.000%, 11/15/2056	337,118	0.1
83,581		Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/2029	93,224	0.0
66,279		Freddie Mac REMIC Trust 2541 NE, 5.500%, 12/15/2032	77,019	0.0
19,073		Freddie Mac REMIC Trust 2861 Z, 5.500%, 09/15/2034	22,645	0.0
50,210		Freddie Mac REMIC Trust 2931 ZY, 5.000%, 02/15/2035	57,661	0.0
146,062		Freddie Mac REMIC Trust 3117 ZA, 5.500%, 02/15/2036	168,066	0.1
59,273		Freddie Mac REMIC Trust 3351 ZC, 5.500%, 07/15/2037	69,744	0.0
56,088	(4),(5)	Freddie Mac REMIC Trust 3524 LA, 5.179%, 03/15/2033	63,793	0.0
58,413		Freddie Mac REMIC Trust 3724 CM, 5.500%, 06/15/2037	66,580	0.0
12,454		Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/2042	14,011	0.0
261,151		Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/2033	285,480	0.1
523,300		Freddie Mac REMIC Trust 4335 ZX, 4.250%, 05/15/2044	610,174	0.2
523,300		Freddie Mac REMIC Trust 435 XZ, 4.250%, 05/15/2044	619,374	0.2
382,562		Freddie Mac REMICS 4495 PA, 3.500%, 09/15/2043	400,792	0.1
19,047		Freddie Mac REMICS 4678 AB, 4.000%, 06/15/2044	19,508	0.0
775,308		Freddie Mac REMICS 4791 MT, 3.500%, 05/15/2044	788,926	0.2
200,000	(3)	Freddie Mac Stacr Remic Trust 2020-HQA2 M2, 3.248%, (US0001M + 3.100%), 03/25/2050	198,280	0.1
200,000	(3)	Freddie Mac STACR REMIC Trust 2020-HQA3 M2, 3.748%, (US0001M + 3.600%), 07/25/2050	202,001	0.1
700,000	(3)	Freddie Mac Stacr Trust 2018-HQA2 M2, 2.448%, (US0001M + 2.300%), 10/25/2048	688,466	0.2
94,267		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 4.848%, (US0001M + 4.700%), 04/25/2028	98,446	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

241,065		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M3, 5.725%, (US0001M + 5.550%), 07/25/2028	256,574	0.1
147,105		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA3 M2, 2.498%, (US0001M + 2.350%), 04/25/2030	148,606	0.1
79,542		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 2.448%, (US0001M + 2.300%), 09/25/2030	78,608	0.0
600,294		Ginnie Mae 2013-8 BE, 1.750%, 11/20/2042	615,467	0.2
50,956		Ginnie Mae Series 2009-29 PB, 4.750%, 05/20/2039	57,946	0.0
369,006		Ginnie Mae Series 2010-164 JZ, 4.000%, 12/20/2040	406,756	0.1
17,933		Ginnie Mae Series 2011-169 BC, 7.000%, 05/16/2032	19,963	0.0
84,499	(3),(4)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ2 A4, 3.500%, 07/25/2050	85,894	0.0
200,000	(3),(4)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ4 A4, 3.000%, 01/25/2051	204,719	0.1
44,034		HomeBanc Mortgage Trust 2004-1 2A, 1.008%, (US0001M + 0.860%), 08/25/2029	42,437	0.0
39,921		IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 0.358%, (US0001M + 0.210%), 04/25/2046	36,456	0.0
37,856		Lehman XS Trust Series 2005-5N 1A2, 0.508%, (US0001M + 0.360%), 11/25/2035	32,452	0.0
52,011		Morgan Stanley Mortgage Loan Trust 2007-13 6A1, 6.000%, 10/25/2037	41,070	0.0
13,523		Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	12,463	0.0
29,530	(4)	WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 2.925%, 10/25/2036	28,061	0.0
66,923		WaMu Mortgage Pass-Through Certificates Series 2005-AR11 A1C3, 0.658%, (US0001M + 0.510%), 08/25/2045	68,986	0.0
36,731		WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 0.638%, (US0001M + 0.490%), 10/25/2045	35,419	0.0
31,193	(4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.140%, 08/25/2046	29,637	0.0
156,134	(4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.353%, 12/25/2036	154,699	0.1
38,281	(4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 3.181%, 04/25/2037	34,741	0.0
78,085	(4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY7 2A2, 3.073%, 07/25/2037	74,534	0.0
169,375		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 1.979%, (12MTA + 0.960%), 08/25/2046	112,905	0.0
19,146		Wells Fargo Alternative Loan 2007-PA2 2A1, 0.578%, (US0001M + 0.430%), 06/25/2037	15,357	0.0
18,274	(4)	Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 4.019%, 04/25/2036	17,368	0.0
26,692	(4)	Wells Fargo Mortgage Backed Securities 2007-AR7 A1, 3.930%, 12/28/2037	24,909	0.0
100,000	(3),(4)	Wells Fargo Mortgage Backed Securities 2020-2 A5 Trust, 3.000%, 12/25/2049	104,998	0.0

	Total Collateralized Mortgage Obligations
	(Cost $13,944,152)		14,493,637	4.2

U.S. TREASURY OBLIGATIONS: 1.7%
		U.S. Treasury Bonds: 0.5%
584,000		0.625%,08/15/2030	580,669	0.2
683,000		1.125%,08/15/2040	670,354	0.2
387,000		1.250%,05/15/2050	366,834	0.1
			1,617,857	0.5

		U.S. Treasury Notes: 1.2%
2,020,000		1.125%,08/31/2021	2,037,861	0.6
667,000		0.125%,09/30/2022	666,948	0.2
710,000		0.125%,09/15/2023	709,362	0.2
349,000		0.250%,09/30/2025	348,550	0.1
578,000		0.375%,09/30/2027	574,162	0.1
2,000		0.625%,05/15/2030	1,993	0.0
			4,338,876	1.2

	Total U.S. Treasury Obligations
	(Cost $5,962,276)		5,956,733	1.7

U.S. GOVERNMENT AGENCY OBLIGATIONS: 1.3%
		Federal Home Loan Mortgage Corporation: 0.3%(6)
8,910		2.500%,05/01/2030	9,440	0.0
12,457		2.500%,05/01/2030	13,252	0.0
15,998		2.500%,06/01/2030	17,027	0.0
28,674		3.000%,03/01/2045	30,950	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

25,931		3.000%,03/01/2045	27,612	0.0
32,749		3.000%,04/01/2045	35,115	0.0
55,253		3.500%,03/01/2045	60,342	0.0
165,845		4.000%,12/01/2041	181,233	0.1
40,458		4.000%,12/01/2042	44,644	0.0
8,129		4.000%,09/01/2045	8,841	0.0
14,777		4.000%,09/01/2045	16,127	0.0
11,227		4.000%,09/01/2045	12,269	0.0
9,668		4.000%,09/01/2045	10,548	0.0
93,378		4.500%,08/01/2041	103,516	0.1
387,081		4.500%,09/01/2041	433,420	0.1
3,604		5.500%,07/01/2037	4,191	0.0
2,739		6.500%,12/01/2031	3,118	0.0
			1,011,645	0.3

		Government National Mortgage Association: 0.3%
530,000	(7)	2.500%,11/19/2050	555,527	0.2
39,798		4.000%,11/20/2040	43,449	0.0
80,545		4.000%,03/20/2046	86,713	0.0
67,390		4.500%,08/20/2041	74,842	0.0
299,519		4.500%,09/15/2047	328,273	0.1
			1,088,804	0.3

		Uniform Mortgage-Backed Securities: 0.7%
19,908		2.500%,05/01/2030	21,122	0.0
30,050		2.500%,06/01/2030	31,828	0.0
43,671		2.500%,06/01/2030	46,221	0.0
16,677		2.500%,07/01/2030	17,668	0.0
62,942		3.000%,09/01/2043	67,054	0.0
263,050		3.000%,04/01/2045	283,931	0.1
169,937		3.000%,07/01/2046	184,482	0.1
73,285		3.500%,10/01/2042	78,701	0.0
554,219		3.500%,08/01/2046	611,376	0.2
21,733		4.000%,07/01/2042	23,975	0.0
148,903		4.000%,07/01/2042	164,569	0.1
193,281		4.000%,01/01/2045	221,101	0.1
40,366		4.000%,06/01/2045	44,083	0.0
33,884		4.500%,11/01/2040	38,140	0.0
75,666		4.500%,10/01/2041	85,218	0.0
24,147		5.000%,06/01/2033	27,713	0.0
6,085		5.000%,02/01/2036	7,002	0.0
2,574		5.000%,07/01/2036	2,960	0.0
62,029		5.000%,07/01/2037	71,279	0.0
80,399		5.000%,11/01/2040	91,308	0.0
23,733		5.000%,05/01/2041	27,356	0.0
74,658		5.000%,06/01/2041	84,987	0.0
51,976		5.000%,06/01/2041	59,908	0.0
100,745		5.500%,12/01/2036	118,627	0.1
3,061		7.000%,06/01/2029	3,147	0.0
328		7.000%,10/01/2029	382	0.0
1,334		7.000%,01/01/2032	1,515	0.0
531		7.000%,04/01/2032	565	0.0
412		7.000%,05/01/2032	417	0.0
			2,416,635	0.7

	Total U.S. Government Agency Obligations
	(Cost $4,273,814)		4,517,084	1.3

ASSET-BACKED SECURITIES: 2.9%
		Automobile Asset-Backed Securities: 0.4%
100,000		Americredit Automobile Receivables Trust 2018-2 D, 4.010%, 07/18/2024	106,325	0.1
100,000		Americredit Automobile Receivables Trust 2019-1 D, 3.620%, 03/18/2025	104,405	0.0
100,000		Carmax Auto Owner Trust 2018-4 D, 4.150%, 04/15/2025	104,247	0.0
150,000		CarMax Auto Owner Trust 2020-2 A4, 2.050%, 05/15/2025	157,073	0.1
150,000		Santander Drive Auto Receivables Trust 2018-4 D, 3.980%, 12/15/2025	157,293	0.1
100,000		Santander Drive Auto Receivables Trust 2019-3 C, 2.490%, 10/15/2025	102,174	0.0
100,000		Santander Drive Auto Receivables Trust 2019-3 D, 2.680%, 10/15/2025	102,973	0.0
100,000		Santander Drive Auto Receivables Trust 2020-1 B, 3.030%, 11/15/2024	104,534	0.1
100,000	(3)	Tesla Auto Lease Trust 2018-B C, 4.360%, 10/20/2021	102,606	0.0
100,000	(3)	Toyota Auto Loan Extended Note Trust 2020-1A A, 1.350%, 05/25/2033	102,790	0.0
			1,144,420	0.4

		Home Equity Asset-Backed Securities: 0.1%
256,468	(4)	GSAA Home Equity Trust 2006-4 4A3, 3.624%, 03/25/2036	202,528	0.1
150,348	(4)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/2035	158,212	0.0
			360,740	0.1

		Other Asset-Backed Securities: 2.0%
100,000	(3)	Aqua Finance Trust 2020-AA A, 1.900%, 07/17/2046	100,427	0.0
300,000	(3)	ARES XLVI CLO Ltd. 2017-46A A2, 1.505%, (US0003M + 1.230%), 01/15/2030	292,965	0.1
250,000	(3)	Benefit Street Partners CLO VIII Ltd. 2015-8A A1BR, 1.472%, (US0003M + 1.200%), 01/20/2031	242,309	0.1
250,000	(3)	BlueMountain CLO 2015-1A BR, 2.766%, (US0003M + 2.500%), 04/13/2027	249,021	0.1
100,000	(3)	Bojangles Issuer LLC 2020-3A A2, 3.832%, 10/20/2050	100,000	0.0
16,450		Chase Funding Trust Series 2003-5 2A2, 0.748%, (US0001M + 0.600%), 07/25/2033	15,692	0.0
250,000	(3)	Clear Creek CLO 2015-1A CR, 2.222%, (US0003M + 1.950%), 10/20/2030	240,783	0.1

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

100,000		CNH Equipment Trust 2020-A A4, 1.510%, 04/15/2027	103,244	0.0
250,000	(3)	Deer Creek Clo Ltd. 2017-1A A, 1.452%, (US0003M + 1.180%), 10/20/2030	246,885	0.1
98,000	(3)	Domino's Pizza Master Issuer LLC 2018-1A A211, 4.328%, 07/25/2048	107,021	0.0
98,500	(3)	Driven Brands Funding LLC 2019-1A A2, 4.641%, 04/20/2049	104,310	0.0
250,000	(3)	Dryden Senior Loan Fund 2017-47A A2, 1.625%, (US0003M + 1.350%), 04/15/2028	243,448	0.1
250,000	(3)	Eaton Vance Clo 2015-1A A2R Ltd., 1.522%, (US0003M + 1.250%), 01/20/2030	243,853	0.1
99,250	(3)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	100,153	0.0
25,827	(3)	HERO Funding Trust 2015-2A A, 3.990%, 09/20/2040	27,239	0.0
171,569	(3)	Invitation Homes 2017-SFR2 A Trust, 1.001%, (US0001M + 0.850%), 12/17/2036	171,494	0.0
262,128	(3)	J.G. Wentworth XXXIX LLC 2017-2A A, 3.530%, 09/15/2072	294,671	0.1
250,000	(3)	Jay Park CLO Ltd. 2016-1A BR, 2.272%, (US0003M + 2.000%), 10/20/2027	248,095	0.1
250,000	(3)	LCM XXIV Ltd. 24A A, 1.582%, (US0003M + 1.310%), 03/20/2030	248,201	0.1
96,949	(3)	Loanpal Solar Loan 2020-2GF A Ltd., 2.750%, 07/20/2047	99,410	0.0
250,000	(3)	Marlette Funding Trust 2019-2A C, 4.110%, 07/16/2029	251,283	0.1
200,000	(3),(4)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	213,749	0.1
60,256	(3)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	63,822	0.0
88,302	(3)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	90,470	0.0
100,000		Mosaic Solar Loan Trust 2020-2, 1.440%, 08/20/2046	99,247	0.0
250,000	(3)	Newark BSL CLO 1 Ltd. 2016-1A A1R, 1.345%, (US0003M + 1.100%), 12/21/2029	248,187	0.1
500,000	(3)	OCP CLO 2020-18A A Ltd., 2.053%, (US0003M + 1.800%), 04/20/2030	501,307	0.1
250,000	(3)	Octagon Investment Partners XIV Ltd. 2012-1A A1BR, 1.650%, (US0003M + 1.375%), 07/15/2029	246,681	0.1
250,000	(3)	Octagon Investment Partners XVII Ltd. 2013-1A A1R2, 1.245%, (US0003M + 1.000%), 01/25/2031	245,212	0.1
200,000	(3)	OHA Loan Funding 2013-1A A1R2 Ltd., 1.346%, (US0003M + 1.090%), 07/23/2031	197,846	0.0
250,000	(3)	Palmer Square CLO 2015-2A A1R2 Ltd., 1.372%, (US0003M + 1.100%), 07/20/2030	247,673	0.1
99,500	(3)	Sunnova Sol Issuer LLC 2020-1A A, 3.350%, 02/01/2055	100,760	0.0
98,250	(3)	Taco Bell Funding LLC 2018-1A A2II, 4.940%, 11/25/2048	106,517	0.0
250,000	(3)	THL Credit Wind River 2016-2A A1R CLO Ltd., 1.441%, (US0003M + 1.190%), 11/01/2031	246,260	0.1
250,000	(3)	THL Credit Wind River 2017-2A A CLO Ltd., 1.502%, (US0003M + 1.230%), 07/20/2030	247,457	0.1
250,000	(3)	Tiaa Clo III Ltd. 2017-2A A, 1.421%, (US0003M + 1.150%), 01/16/2031	244,273	0.1
97,250	(3)	Wendys Funding LLC 2018-1A A2I, 3.573%, 03/15/2048	100,639	0.0
97,250	(3)	Wendy's Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	102,491	0.0
			7,033,095	2.0

		Student Loan Asset-Backed Securities: 0.4%
57,453	(3)	Commonbond Student Loan Trust 2017-BGS A1, 2.680%, 09/25/2042	59,151	0.0
48,493	(3)	Commonbond Student Loan Trust 2018-AGS A1, 3.210%, 02/25/2044	50,199	0.0
112,036	(3)	Commonbond Student Loan Trust 2018-BGS B, 3.990%, 09/25/2045	115,097	0.1
95,651	(3)	Commonbond Student Loan Trust 2020-AGS A, 1.980%, 08/25/2050	97,804	0.0
8,526	(3)	DRB Prime Student Loan Trust 2015-B A2, 3.170%, 07/25/2031	8,591	0.0
18,415	(3)	DRB Prime Student Loan Trust 2015-D A2, 3.200%, 01/25/2040	18,655	0.0
21,277	(3)	Earnest Student Loan Program, LLC 2016-A B, 2.500%, 01/25/2039	21,252	0.0
96,338	(3)	Navient Private Education Refi Loan Trust 2019-A A2A, 3.420%, 01/15/2043	100,942	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

92,023	(3)	Navient Private Education Refi Loan Trust 2020-DA A, 1.690%, 05/15/2069	93,282	0.0
89,673	(3)	Navient Private Education Refi Loan Trust 2020-FA A, 1.220%, 07/15/2069	90,076	0.0
100,000	(3)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	100,398	0.0
100,000	(3)	SMB Private Education Loan Trust 2020-PTA A2A, 1.600%, 09/15/2054	100,797	0.0
100,000	(3)	Sofi Professional Loan Program 2018-C A2FX Trust, 3.590%, 01/25/2048	105,803	0.1
100,000	(3)	Sofi Professional Loan Program 2018-D A2FX Trust, 3.600%, 02/25/2048	104,671	0.1
100,000	(3)	Sofi Professional Loan Program 2019-C A2FX LLC, 2.370%, 11/16/2048	102,933	0.0
183,622	(3)	SoFi Professional Loan Program 2020-C AFX Trust, 1.950%, 02/15/2046	187,988	0.1
			1,357,639	0.4

	Total Asset-Backed Securities
	(Cost $9,740,738)		9,895,894	2.9

COMMERCIAL MORTGAGE-BACKED SECURITIES: 1.5%
80,000	(3),(4)	BAMLL Re-REMIC Trust 2016-FRR16 B, 0.990%, 05/27/2021	78,179	0.0
3,000,000	(4),(5)	BANK 2017-BNK8 XB, 0.222%, 11/15/2050	35,801	0.0
991,461	(4),(5)	BANK 2019-BNK16 XA, 1.124%, 02/15/2052	64,071	0.0
2,180,000	(3),(4),(5)	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/2033	59,805	0.0
995,195	(4),(5)	Benchmark 2019-B9 XA Mortgage Trust, 1.211%, 03/15/2052	72,644	0.0
189,860	(3)	BX Commercial Mortgage Trust 2019-XL J, 2.802%, (US0001M + 2.650%), 10/15/2036	185,998	0.1
100,000	(3)	BX Trust 2019-CALM E, 2.152%, (US0001M + 2.000%), 11/25/2028	95,471	0.0
100,000	(3)	BXMT 2017-FL1 B Ltd., 1.651%, (US0001M + 1.500%), 06/15/2035	99,503	0.0
100,000	(3)	BXMT 2020-FL2 B Ltd., 1.551%, (US0001M + 1.400%), 02/16/2037	97,820	0.0
60,000		Cantor Commercial Real Estate Lending 2019-CF2 A5, 2.874%, 11/15/2052	66,528	0.0
60,000	(4)	CCUBS Commercial Mortgage Trust 2017-C1 C, 4.539%, 11/15/2050	56,268	0.0
810,838	(4),(5)	CD 2017-CD4 Mortgage Trust XA, 1.453%, 05/10/2050	49,690	0.0
100,000	(4)	Citigroup Commercial Mortgage Trust 2013-GC17 C, 5.261%, 11/10/2046	99,072	0.0
961,999	(4),(5)	Citigroup Commercial Mortgage Trust 2016-P4 XA, 2.121%, 07/10/2049	75,533	0.0
1,314,901	(4),(5)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.248%, 10/12/2050	66,813	0.0
80,000	(4)	Citigroup Commercial Mortgage Trust 2017-P8 C, 4.410%, 09/15/2050	74,956	0.0
982,859	(4),(5)	Citigroup Commercial Mortgage Trust 2017-P8 XA, 1.051%, 09/15/2050	49,320	0.0
1,469,880	(4),(5)	Citigroup Commercial Mortgage Trust 2018-C5 XA, 0.753%, 06/10/2051	65,314	0.0
1,117,722	(4),(5)	Citigroup Commercial Mortgage Trust 2019-GC41 XA, 1.188%, 08/10/2056	80,881	0.0
60,000		Citigroup Commercial Mortgage Trust 2019-GC43 A4, 3.038%, 11/10/2052	67,582	0.0
746,037	(4),(5)	COMM 2012-CR4 XA, 1.843%, 10/15/2045	18,657	0.0
2,380,000	(3),(4),(5)	COMM 2012-CR4 XB, 0.766%, 10/15/2045	28,809	0.0
177,000	(4)	Comm 2013-CCRE13 C Mortgage Trust, 5.050%, 11/10/2046	175,527	0.1
20,000	(4)	COMM 2016-COR1 C, 4.528%, 10/10/2049	20,262	0.0
1,498,957	(4),(5)	COMM 2016-CR28 XA, 0.770%, 02/10/2049	40,185	0.0
749,260	(4),(5)	COMM 2017-COR2 XA, 1.318%, 09/10/2050	47,316	0.0
110,000		COMM 2018-COR3 A3 Mortgage Trust, 4.228%, 05/10/2051	131,392	0.1
110,000	(3)	Credit Suisse Mortgage Capital Certificates 2019-ICE4 C, 1.582%, (US0001M + 1.430%), 05/15/2036	109,454	0.1
170,000	(4)	CSAIL 2018-CX11 A5 Commercial Mortgage Trust, 4.033%, 04/15/2051	199,718	0.1
110,000	(3),(4)	DBJPM 16-C3 Mortgage Trust, 3.632%, 08/10/2049	86,602	0.0
130,000	(3),(4)	DBWF 2015-LCM D Mortgage Trust, 3.535%, 06/10/2034	107,741	0.1
240,000	(3)	Great Wolf Trust 2019-WOLF A, 1.186%, (US0001M + 1.034%), 12/15/2029	232,186	0.1

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

100,000	(3)	GS Mortgage Securities Corp. II 2018-RIVR F, 2.252%, (US0001M + 2.100%), 07/15/2035	85,593	0.0
31,356	(3),(4)	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/2043	31,059	0.0
1,148,626	(4),(5)	GS Mortgage Securities Trust 2014-GC22 XA, 1.138%, 06/10/2047	26,027	0.0
1,894,937	(4),(5)	GS Mortgage Securities Trust 2016-GS4 XA, 0.678%, 11/10/2049	42,176	0.0
850,608	(4),(5)	GS Mortgage Securities Trust 2017-GS6 XA, 1.183%, 05/10/2050	48,682	0.0
50,000		GS Mortgage Securities Trust 2019-GC38 A4, 3.968%, 02/10/2052	58,846	0.0
1,224,754	(4),(5)	GS Mortgage Securities Trust 2019-GC38 XA, 1.123%, 02/10/2052	82,167	0.0
90,000		GS Mortgage Securities Trust 2019-GSA1 A4, 3.048%, 11/10/2052	101,400	0.1
100,000	(3),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 G, 3.873%, 07/15/2046	91,845	0.0
150,000	(3),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5 B, 5.605%, 08/15/2046	151,490	0.1
40,000	(3),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 E, 3.986%, 01/15/2046	33,316	0.0
290,000	(3),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16 D, 5.194%, 12/15/2046	279,803	0.1
100,000	(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20 A4A2, 3.538%, 07/15/2047	105,537	0.1
1,272,433	(4),(5)	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA, 0.819%, 12/15/2049	36,483	0.0
100,000	(3),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP E, 3.862%, 12/05/2038	90,698	0.0
100,000	(3),(4)	JPMBB Commercial Mortgage Securities Trust 2013-C17 F, 3.867%, 01/15/2047	69,741	0.0
491,574	(4),(5)	JPMBB Commercial Mortgage Securities Trust 2014-C19 XA, 0.900%, 04/15/2047	7,752	0.0
100,000		JPMCC Commercial Mortgage Securities Trust 2019-COR4 A5, 4.029%, 03/10/2052	119,182	0.1
430,470	(3),(4),(5)	LB-UBS Commercial Mortgage Trust 2006-C7 XW, 0.875%, 11/15/2038	1,278	0.0
1,635,620	(4),(5)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XA, 1.150%, 12/15/2047	51,521	0.0
62,000		Morgan Stanley Capital I Trust 2019-H6 A4, 3.417%, 06/15/2052	70,893	0.0
4,554,165	(4),(5)	Morgan Stanley Capital I Trust 2019-L3 XA, 0.766%, 11/15/2029	227,164	0.1
75,000		Morgan Stanley Capital I, Inc. 2017-HR2 D, 2.730%, 12/15/2050	61,553	0.0
50,000	(3)	MRCD 2019-PARK E Mortgage Trust, 2.718%, 12/15/2036	49,547	0.0
40,000	(3),(4)	UBS-Barclays Commercial Mortgage Trust 2012-C4 D, 4.620%, 12/10/2045	21,313	0.0
60,000	(3),(4)	UBS-Barclays Commercial Mortgage Trust 2012-C4 E, 4.620%, 12/10/2045	26,878	0.0
60,000		UBS Commercial Mortgage Trust 2019-C17 A4, 2.921%, 09/15/2052	66,393	0.0
80,000		Wells Fargo Commercial Mortgage Trust 2018-C44 A5, 4.212%, 05/15/2051	94,424	0.0
400,000	(3)	Wells Fargo Commercial Mortgage Trust 2018-C45 D, 3.000%, 06/15/2051	301,581	0.1
1,082,580	(4),(5)	Wells Fargo Commercial Mortgage Trust 2019-C52 XA, 1.765%, 08/15/2052	118,703	0.1
1,534,328	(3),(4),(5)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 1.956%, 08/15/2045	35,713	0.0

	Total Commercial Mortgage-Backed Securities
	(Cost $5,458,929)		5,327,856	1.5

SOVEREIGN BONDS: 0.2%
145,500	(8)	Argentine Republic Government International Bond, 0.125% (Step Rate @ 0.500% on 07/09/2021), 07/09/2030	61,037	0.0
8,843		Argentine Republic Government International Bond, 1.000%, 07/09/2029	4,050	0.0
200,000		Brazilian Government International Bond, 4.625%, 01/13/2028	217,037	0.1

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

200,000		Colombia Government International Bond, 3.125%, 04/15/2031	205,350	0.1
100,000	(3)	Dominican Republic International Bond, 5.500%, 01/27/2025	106,625	0.0
80,000		Turkey Government International Bond, 7.375%, 02/05/2025	82,906	0.0

	Total Sovereign Bonds
	(Cost $662,903)		677,005	0.2

			Value	Percentage of Net Assets
PURCHASED OPTIONS (9): 0.0%
	Total Purchased Options
	(Cost $36,071)		21,261	0.0

	Total Long-Term Investments
	(Cost $316,115,119)		343,036,328	98.5

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.4%
		U.S. Treasury Bills: 0.8%
2,450,000	(10)	United States Treasury Bill, 0.060%, 10/13/2020
		(Cost $2,449,939)	2,449,952	0.8

		Repurchase Agreements: 0.6%
208,941	(11)	Bank of Nova Scotia, Repurchase Agreement dated 09/30/20, 0.06%, due 10/01/20 (Repurchase Amount $208,941, collateralized by various U.S. Government Securities, 0.000%-3.000%, Market Value plus accrued interest $213,120, due 11/24/20-02/15/49)	208,941	0.0
1,000,000	(11)	National Bank Financial, Repurchase Agreement dated 09/30/20, 0.14%, due 10/01/20 (Repurchase Amount $1,000,004, collateralized by various U.S. Government Securities, 0.000%-6.750%, Market Value plus accrued interest $1,020,000, due 10/01/20-09/09/49)	1,000,000	0.3
1,000,000	(11)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $1,020,000, due 10/27/20-07/15/61)	1,000,000	0.3

	Total Repurchase Agreements
	(Cost $2,208,941)		2,208,941	0.6

	Total Short-Term Investments
	(Cost $4,658,880)		4,658,893	1.4

	Total Investments in Securities (Cost $320,773,999)		$ 347,695,221	99.9
	Assets in Excess of Other Liabilities		432,214	0.1
	Net Assets		$ 348,127,435	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	Variable rate security. Rate shown is the rate in effect as of September 30, 2020.
(5)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(6)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(7)	Represents or includes a TBA transaction.
(8)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of September 30, 2020.
(9)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(10)	Represents a zero coupon bond. Rate shown reflects the effective yield as of September 30, 2020.
(11)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
US0001M	1-month LIBOR
US0003M	3-month LIBOR

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Common Stock
Communication Services	$10,210,441	$1,501,751	$–	$11,712,192
Consumer Discretionary	13,215,602	2,874,737	–	16,090,339
Consumer Staples	6,994,126	3,471,560	–	10,465,686
Energy	2,080,606	757,977	–	2,838,583
Financials	11,163,859	4,111,885	–	15,275,744
Health Care	14,858,774	3,873,404	–	18,732,178
Industrials	9,975,746	4,230,418	–	14,206,164
Information Technology	28,271,976	2,207,511	–	30,479,487
Materials	3,149,840	2,324,537	–	5,474,377
Real Estate	3,923,875	904,293	–	4,828,168
Utilities	3,189,418	1,158,687	–	4,348,105
Total Common Stock	107,034,263	27,416,760	–	134,451,023
Exchange-Traded Funds	94,074,825	–	–	94,074,825
Mutual Funds	51,598,206	–	–	51,598,206
Preferred Stock	–	36,849	–	36,849
Purchased Options	–	21,261	–	21,261
Corporate Bonds/Notes	–	21,985,955	–	21,985,955
Collateralized Mortgage Obligations	–	14,493,637	–	14,493,637
Asset-Backed Securities	–	9,895,894	–	9,895,894
Sovereign Bonds	–	677,005	–	677,005
Commercial Mortgage-Backed Securities	–	5,327,856	–	5,327,856
U.S. Government Agency Obligations	–	4,517,084	–	4,517,084
U.S. Treasury Obligations	–	5,956,733	–	5,956,733
Short-Term Investments	–	4,658,893	–	4,658,893
Total Investments, at fair value	$252,707,294	$94,987,927	$–	$347,695,221
Other Financial Instruments+
Centrally Cleared Swaps	–	1,627	–	1,627
Forward Foreign Currency Contracts	–	20,269	–	20,269
Futures	289,388	–	–	289,388
Total Assets	$252,996,682	$95,009,823	$–	$348,006,505
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(9,594)	$–	$(9,594)
Futures	(363,976)	–	–	(363,976)
Total Liabilities	$(363,976)	$(9,594)	$–	$(373,570)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 9/30/2020	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Local Currency Debt Fund - Class P	$887,452	$28,861	$-	$(99,287)	$817,026	28,860	$-	$-
Voya Floating Rate Fund - Class P	11,211,748	577,056	(12,133,030)	344,226	-	201,245	(1,693,972)	-
Voya High Yield Bond Fund - Class P	14,931,064	15,596,495	(1,493,173)	517,374	29,551,760	1,044,424	(47,200)	-
Voya Short Term Bond Fund - Class R6	7,449,420	907,530	(4,309,529)	4,673	4,052,094	88,542	(115,361)	-
Voya Small Company Fund - Class R6	9,373,972	1,164,792	(10,178,584)	(360,180)	-	-	(1,814,994)	-
Voya Strategic Income Opportunities Fund - Class P	11,187,744	7,028,761	(947,944)	(91,235)	17,177,326	487,140	(13,794)	-
	$55,041,400	$25,303,495	$(29,062,260)	$315,571	$51,598,206	$1,850,211	$(3,685,321)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

At September 30, 2020, the following forward foreign currency contracts were outstanding for Voya Balanced Portfolio:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	7,824	RON	32,186	Barclays Bank PLC	10/22/20	$92
USD	7,823	RON	32,186	Barclays Bank PLC	10/22/20	92
USD	822	PHP	40,551	Barclays Bank PLC	10/22/20	(14)
USD	7,824	RON	32,186	Barclays Bank PLC	10/22/20	92
USD	8,879	PEN	31,539	BNP Paribas	10/16/20	127
USD	8,882	PEN	31,539	BNP Paribas	10/16/20	130
USD	27,234	IDR	406,367,367	BNP Paribas	10/22/20	(51)
USD	107,303	RUB	7,975,403	BNP Paribas	10/22/20	4,832
USD	27,233	IDR	406,367,367	BNP Paribas	10/22/20	(53)
USD	76,115	THB	2,370,100	BNP Paribas	10/22/20	1,322
USD	104,314	MXN	2,370,278	Citibank N.A.	10/16/20	(2,699)
USD	27,263	IDR	406,367,367	Citibank N.A.	10/22/20	(22)
RUB	2,766,189	USD	37,675	Citibank N.A.	10/22/20	(2,135)
USD	22,638	TRY	167,972	Citibank N.A.	10/22/20	1,003
USD	68,795	BRL	373,929	Goldman Sachs International	10/16/20	2,236
USD	178	ILS	607	Goldman Sachs International	10/22/20	1
CLP	32,402,870	USD	40,564	HSBC Bank USA N.A.	10/16/20	715
USD	54,677	ZAR	950,629	HSBC Bank USA N.A.	10/22/20	(1,938)
USD	8,867	PEN	31,539	JPMorgan Chase Bank N.A.	10/16/20	115
EUR	179,252	USD	209,068	Morgan Stanley Capital Services LLC	10/02/20	1,098
USD	212,942	EUR	179,252	Morgan Stanley Capital Services LLC	10/02/20	2,776
MXN	549,308	USD	24,427	Morgan Stanley Capital Services LLC	10/16/20	373
USD	35,955	CZK	807,549	Morgan Stanley Capital Services LLC	10/22/20	963
USD	76,449	PLN	288,089	Morgan Stanley Capital Services LLC	10/22/20	1,916
USD	31,421	HUF	9,282,257	Morgan Stanley Capital Services LLC	10/22/20	1,489
USD	74,903	MYR	317,910	Morgan Stanley Capital Services LLC	10/22/20	(1,576)
USD	209,345	EUR	179,252	Morgan Stanley Capital Services LLC	12/04/20	(1,106)
USD	39,507	CLP	30,887,854	Standard Chartered Bank	10/16/20	158
USD	42,538	COP	160,078,860	Standard Chartered Bank	10/16/20	739
						$10,675

At September 30, 2020, the following futures contracts were outstanding for Voya Balanced Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	191	12/18/20	$14,367,020	$(263,935)
S&P 500® E-Mini	36	12/18/20	6,033,600	(36,518)
U.S. Treasury 2-Year Note	28	12/31/20	6,186,906	2,166
U.S. Treasury 5-Year Note	15	12/31/20	1,890,469	65
U.S. Treasury Long Bond	3	12/21/20	528,844	(1,413)
U.S. Treasury Ultra Long Bond	16	12/21/20	3,549,000	(51,815)
			$32,555,839	$(351,450)
Short Contracts:
Mini MSCI EAFE Index	(80)	12/18/20	(7,412,800)	228,026
Mini MSCI Emerging Markets Index	(47)	12/18/20	(2,557,975)	59,131
U.S. Treasury 10-Year Note	(67)	12/21/20	(9,348,594)	(10,086)
U.S. Treasury Ultra 10-Year Note	(6)	12/21/20	(959,531)	(209)
			$(20,278,900)	$276,862

At September 30, 2020, the following centrally cleared credit default swaps were outstanding for Voya Balanced Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment Grade Index, Series 35, Version 1	Buy	(1.000)	12/20/25	USD	1,457,000	$(30,366)	$1,627
						$(30,366)	$1,627

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payments made quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At September 30, 2020, the following OTC purchased credit default swaptions were outstanding for Voya Balanced Portfolio:

Description	Counterparty	Reference Entity(1)	Fixed Rate	Pay/ Receive Financing Rate	Strike Price	Expiration Date	Notional Amount		Cost	Fair Value
Put on 5-Year Credit Default Swap	Citibank N.A.	CDX North American High Yield Index, Series 34, Version 8	5.000%	Pay	99.000%	11/18/20	USD	1,287,000	$11,625	$9,140
									$11,625	$9,140

At September 30, 2020, the following OTC purchased foreign currency options were outstanding for Voya Balanced Portfolio:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Cost	Fair Value

Call USD vs. Put AUD	Citibank N.A.	10/14/20	0.670	USD	799,000	$5,610	$80
Call USD vs. Put AUD	Standard Chartered Bank	10/16/20	0.670	USD	799,000	5,319	130
Call USD vs. Put AUD	Morgan Stanley Capital Services LLC	12/21/20	0.688	USD	738,000	6,765	5,972
Call USD vs. Put AUD	Morgan Stanley Capital Services LLC	12/21/20	0.688	USD	327,000	2,975	2,646
Call USD vs. Put AUD	Morgan Stanley Capital Services LLC	12/21/20	0.688	USD	407,000	3,777	3,293
						$24,446	$12,121

(1)	Payments received quarterly.

Currency Abbreviations
BRL	-	Brazilian Real
CLP	-	Chilean Peso

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	EU Euro
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli New Shekel
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RON	-	Romanian New Leu
RUB	-	Russian Ruble
THB	-	Thai Baht
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $322,186,743.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$35,256,423
Gross Unrealized Depreciation	(9,827,784)

Net Unrealized Appreciation	$25,428,639